Vanguard® Long-Term Corporate Bond Index Fund
Schedule of Investments (unaudited)
As of November 30, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (0.2%)
U.S. Government Securities (0.2%)
	United States Treasury Note/Bond	4.000%	11/15/42	10,750	10,799
	United States Treasury Note/Bond	3.000%	8/15/52	1,745	1,493
Total U.S. Government and Agency Obligations (Cost $12,287)					12,292
Corporate Bonds (98.5%)
Communications (12.5%)
	Activision Blizzard Inc.	4.500%	6/15/47	3,122	2,827
	Activision Blizzard Inc.	2.500%	9/15/50	2,564	1,631
	Alphabet Inc.	1.900%	8/15/40	3,750	2,580
	Alphabet Inc.	2.050%	8/15/50	7,958	5,006
	Alphabet Inc.	2.250%	8/15/60	1,987	1,204
	America Movil SAB de CV	6.375%	3/1/35	2,545	2,753
	America Movil SAB de CV	6.125%	11/15/37	1,109	1,160
	America Movil SAB de CV	6.125%	3/30/40	6,030	6,229
	America Movil SAB de CV	4.375%	7/16/42	2,616	2,228
	America Movil SAB de CV	4.375%	4/22/49	3,450	2,972
	AT&T Inc.	2.550%	12/1/33	5,242	4,123
	AT&T Inc.	4.500%	5/15/35	7,509	6,892
	AT&T Inc.	5.250%	3/1/37	595	583
	AT&T Inc.	4.900%	8/15/37	2,947	2,754
	AT&T Inc.	4.850%	3/1/39	7,488	6,875
	AT&T Inc.	5.350%	9/1/40	2,009	1,931
	AT&T Inc.	3.500%	6/1/41	7,248	5,554
	AT&T Inc.	4.300%	12/15/42	3,907	3,296
	AT&T Inc.	3.100%	2/1/43	1,691	1,216
	AT&T Inc.	4.650%	6/1/44	2,660	2,317
	AT&T Inc.	4.350%	6/15/45	2,333	1,940
	AT&T Inc.	4.850%	7/15/45	65	57
	AT&T Inc.	4.750%	5/15/46	6,083	5,313
[1]	AT&T Inc.	5.150%	11/15/46	3,471	3,210
	AT&T Inc.	5.450%	3/1/47	269	261
	AT&T Inc.	4.500%	3/9/48	6,730	5,659
	AT&T Inc.	4.550%	3/9/49	5,669	4,798
	AT&T Inc.	5.150%	2/15/50	920	849
	AT&T Inc.	3.650%	6/1/51	4,716	3,459
	AT&T Inc.	3.500%	9/15/53	19,826	13,999
	AT&T Inc.	3.550%	9/15/55	22,760	15,985
	AT&T Inc.	3.800%	12/1/57	17,347	12,612
	AT&T Inc.	3.650%	9/15/59	12,685	8,746
	AT&T Inc.	3.850%	6/1/60	6,585	4,795
	AT&T Inc.	3.500%	2/1/61	250	171

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Bell Telephone Co. of Canada or Bell Canada	4.464%	4/1/48	2,460	2,132
	Bell Telephone Co. of Canada or Bell Canada	4.300%	7/29/49	1,877	1,577
[1]	Bell Telephone Co. of Canada or Bell Canada	3.650%	3/17/51	548	408
[1]	Bell Telephone Co. of Canada or Bell Canada	3.200%	2/15/52	345	236
	Bell Telephone Co. of Canada or Bell Canada	3.650%	8/15/52	1,667	1,248
	Charter Communications Operating LLC	4.400%	4/1/33	1,150	1,005
	Charter Communications Operating LLC	6.384%	10/23/35	2,897	2,846
	Charter Communications Operating LLC	5.375%	4/1/38	2,803	2,404
	Charter Communications Operating LLC	3.500%	6/1/41	3,142	2,131
	Charter Communications Operating LLC	3.500%	3/1/42	4,994	3,373
	Charter Communications Operating LLC	6.484%	10/23/45	5,646	5,317
	Charter Communications Operating LLC	5.375%	5/1/47	3,095	2,556
	Charter Communications Operating LLC	5.750%	4/1/48	4,505	3,863
	Charter Communications Operating LLC	5.125%	7/1/49	3,830	3,038
	Charter Communications Operating LLC	4.800%	3/1/50	7,763	5,863
	Charter Communications Operating LLC	3.700%	4/1/51	4,781	3,056
	Charter Communications Operating LLC	3.900%	6/1/52	5,420	3,587
	Charter Communications Operating LLC	5.250%	4/1/53	6,405	5,154
	Charter Communications Operating LLC	6.834%	10/23/55	5,273	5,110
	Charter Communications Operating LLC	3.850%	4/1/61	4,513	2,792
	Charter Communications Operating LLC	4.400%	12/1/61	4,065	2,763
	Charter Communications Operating LLC	3.950%	6/30/62	1,083	681
	Charter Communications Operating LLC	5.500%	4/1/63	5,525	4,462
	Comcast Corp.	4.250%	1/15/33	4,136	3,930
	Comcast Corp.	7.050%	3/15/33	1,702	1,968
	Comcast Corp.	4.200%	8/15/34	2,654	2,494
	Comcast Corp.	5.650%	6/15/35	631	664
	Comcast Corp.	6.500%	11/15/35	1,364	1,515
	Comcast Corp.	3.200%	7/15/36	1,456	1,202
	Comcast Corp.	6.450%	3/15/37	718	799
	Comcast Corp.	6.950%	8/15/37	1,155	1,332
	Comcast Corp.	3.900%	3/1/38	4,438	3,897
	Comcast Corp.	4.600%	10/15/38	1,014	952
	Comcast Corp.	6.550%	7/1/39	1,987	2,212
	Comcast Corp.	3.250%	11/1/39	2,683	2,131
	Comcast Corp.	3.750%	4/1/40	4,260	3,572
	Comcast Corp.	4.650%	7/15/42	2,797	2,571
	Comcast Corp.	4.600%	8/15/45	3,074	2,773
	Comcast Corp.	3.400%	7/15/46	3,739	2,825
	Comcast Corp.	4.000%	8/15/47	2,670	2,205
	Comcast Corp.	3.969%	11/1/47	7,355	5,990
	Comcast Corp.	4.000%	3/1/48	2,025	1,667
	Comcast Corp.	4.700%	10/15/48	3,666	3,358
	Comcast Corp.	3.999%	11/1/49	6,543	5,329
	Comcast Corp.	3.450%	2/1/50	6,351	4,762
	Comcast Corp.	2.800%	1/15/51	5,209	3,423
	Comcast Corp.	2.887%	11/1/51	11,225	7,490
	Comcast Corp.	2.450%	8/15/52	310	190
	Comcast Corp.	4.049%	11/1/52	5,220	4,268
	Comcast Corp.	2.937%	11/1/56	16,980	10,930
	Comcast Corp.	4.950%	10/15/58	946	884
	Comcast Corp.	2.650%	8/15/62	2,516	1,494
	Comcast Corp.	2.987%	11/1/63	10,514	6,652
	Discovery Communications LLC	5.000%	9/20/37	2,652	2,195
	Discovery Communications LLC	6.350%	6/1/40	419	389
	Discovery Communications LLC	4.875%	4/1/43	1,338	1,035
	Discovery Communications LLC	5.200%	9/20/47	3,825	2,974
	Discovery Communications LLC	5.300%	5/15/49	424	333

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Discovery Communications LLC	4.650%	5/15/50	1,924	1,392
	Discovery Communications LLC	4.000%	9/15/55	2,584	1,652
	Electronic Arts Inc.	2.950%	2/15/51	2,805	1,919
	Fox Corp.	5.476%	1/25/39	4,050	3,734
	Fox Corp.	5.576%	1/25/49	1,592	1,431
	Grupo Televisa SAB	6.625%	1/15/40	2,542	2,556
	Grupo Televisa SAB	5.000%	5/13/45	2,045	1,748
	Grupo Televisa SAB	6.125%	1/31/46	995	987
	Grupo Televisa SAB	5.250%	5/24/49	1,895	1,688
	Interpublic Group of Cos. Inc.	3.375%	3/1/41	1,420	1,005
	Interpublic Group of Cos. Inc.	5.400%	10/1/48	320	295
[2]	Meta Platforms Inc.	4.450%	8/15/52	6,035	4,966
[2]	Meta Platforms Inc.	4.650%	8/15/62	4,650	3,809
	NBCUniversal Media LLC	6.400%	4/30/40	400	444
	NBCUniversal Media LLC	5.950%	4/1/41	2,058	2,188
	NBCUniversal Media LLC	4.450%	1/15/43	2,740	2,440
	Orange SA	5.375%	1/13/42	2,364	2,344
	Orange SA	5.500%	2/6/44	1,431	1,433
	Paramount Global	5.500%	5/15/33	640	584
	Paramount Global	6.875%	4/30/36	2,583	2,563
	Paramount Global	5.900%	10/15/40	2,051	1,837
	Paramount Global	4.850%	7/1/42	3,622	2,745
	Paramount Global	4.375%	3/15/43	1,083	763
	Paramount Global	5.850%	9/1/43	3,036	2,565
	Paramount Global	5.250%	4/1/44	467	365
	Paramount Global	4.900%	8/15/44	1,106	823
	Paramount Global	4.600%	1/15/45	1,594	1,150
	Paramount Global	4.950%	5/19/50	2,565	1,914
	Rogers Communications Inc.	7.500%	8/15/38	1,856	2,100
[2]	Rogers Communications Inc.	4.500%	3/15/42	1,570	1,331
	Rogers Communications Inc.	4.500%	3/15/43	254	209
	Rogers Communications Inc.	5.450%	10/1/43	1,145	1,055
	Rogers Communications Inc.	5.000%	3/15/44	1,852	1,633
	Rogers Communications Inc.	4.300%	2/15/48	2,165	1,688
	Rogers Communications Inc.	4.350%	5/1/49	2,992	2,341
	Rogers Communications Inc.	3.700%	11/15/49	3,840	2,746
[2]	Rogers Communications Inc.	4.550%	3/15/52	5,370	4,370
	Telefonica Emisiones SA	7.045%	6/20/36	6,394	6,681
	Telefonica Emisiones SA	4.665%	3/6/38	865	700
	Telefonica Emisiones SA	5.213%	3/8/47	5,933	4,825
	Telefonica Emisiones SA	4.895%	3/6/48	4,544	3,553
	Telefonica Emisiones SA	5.520%	3/1/49	2,899	2,473
	TELUS Corp.	4.600%	11/16/48	2,374	2,089
	TELUS Corp.	4.300%	6/15/49	302	250
	Thomson Reuters Corp.	5.500%	8/15/35	1,295	1,248
	Thomson Reuters Corp.	5.850%	4/15/40	625	613
	Thomson Reuters Corp.	5.650%	11/23/43	1,350	1,272
	Time Warner Cable Enterprises LLC	8.375%	7/15/33	3,551	3,980
	Time Warner Cable LLC	6.550%	5/1/37	3,489	3,363
	Time Warner Cable LLC	7.300%	7/1/38	3,794	3,869
	Time Warner Cable LLC	6.750%	6/15/39	1,510	1,463
	Time Warner Cable LLC	5.875%	11/15/40	4,456	3,944
	Time Warner Cable LLC	5.500%	9/1/41	2,118	1,812
	Time Warner Cable LLC	4.500%	9/15/42	5,993	4,515
	T-Mobile USA Inc.	5.200%	1/15/33	2,330	2,342
	T-Mobile USA Inc.	4.375%	4/15/40	5,619	4,880
	T-Mobile USA Inc.	3.000%	2/15/41	6,915	5,000
	T-Mobile USA Inc.	4.500%	4/15/50	6,239	5,270

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	T-Mobile USA Inc.	3.300%	2/15/51	7,806	5,421
	T-Mobile USA Inc.	3.400%	10/15/52	5,637	3,934
	T-Mobile USA Inc.	5.650%	1/15/53	3,655	3,665
	T-Mobile USA Inc.	3.600%	11/15/60	6,000	4,159
	T-Mobile USA Inc.	5.800%	9/15/62	1,501	1,502
	TWDC Enterprises 18 Corp.	4.375%	8/16/41	1,358	1,231
[1]	TWDC Enterprises 18 Corp.	4.125%	12/1/41	645	564
[1]	TWDC Enterprises 18 Corp.	3.700%	12/1/42	1,506	1,239
[1]	TWDC Enterprises 18 Corp.	4.125%	6/1/44	1,724	1,509
[1]	TWDC Enterprises 18 Corp.	3.000%	7/30/46	1,092	783
	Verizon Communications Inc.	4.500%	8/10/33	6,633	6,304
	Verizon Communications Inc.	6.400%	9/15/33	415	451
	Verizon Communications Inc.	4.400%	11/1/34	6,278	5,803
	Verizon Communications Inc.	5.850%	9/15/35	200	206
	Verizon Communications Inc.	4.272%	1/15/36	3,859	3,457
	Verizon Communications Inc.	5.250%	3/16/37	3,970	3,991
	Verizon Communications Inc.	4.812%	3/15/39	4,900	4,605
	Verizon Communications Inc.	2.650%	11/20/40	7,936	5,446
	Verizon Communications Inc.	3.400%	3/22/41	6,499	5,010
	Verizon Communications Inc.	2.850%	9/3/41	3,845	2,736
	Verizon Communications Inc.	4.750%	11/1/41	1,455	1,332
	Verizon Communications Inc.	3.850%	11/1/42	2,010	1,631
	Verizon Communications Inc.	6.550%	9/15/43	2,275	2,562
	Verizon Communications Inc.	4.125%	8/15/46	1,526	1,257
	Verizon Communications Inc.	4.862%	8/21/46	5,781	5,268
	Verizon Communications Inc.	5.500%	3/16/47	398	396
	Verizon Communications Inc.	4.522%	9/15/48	4,669	4,106
	Verizon Communications Inc.	4.000%	3/22/50	3,874	3,126
	Verizon Communications Inc.	2.875%	11/20/50	7,638	4,953
	Verizon Communications Inc.	3.550%	3/22/51	6,600	4,894
	Verizon Communications Inc.	3.875%	3/1/52	4,392	3,436
	Verizon Communications Inc.	5.012%	8/21/54	3,305	3,087
	Verizon Communications Inc.	4.672%	3/15/55	2,790	2,461
	Verizon Communications Inc.	2.987%	10/30/56	9,056	5,732
	Verizon Communications Inc.	3.000%	11/20/60	3,934	2,451
	Verizon Communications Inc.	3.700%	3/22/61	8,500	6,128
	Vodafone Group plc	6.250%	11/30/32	461	486
	Vodafone Group plc	6.150%	2/27/37	2,238	2,289
	Vodafone Group plc	5.000%	5/30/38	3,624	3,374
	Vodafone Group plc	4.375%	2/19/43	3,170	2,652
	Vodafone Group plc	5.250%	5/30/48	6,309	5,693
	Vodafone Group plc	4.875%	6/19/49	5,148	4,420
	Vodafone Group plc	4.250%	9/17/50	4,769	3,773
	Vodafone Group plc	5.125%	6/19/59	3,020	2,644
	Walt Disney Co.	6.550%	3/15/33	2,686	2,999
	Walt Disney Co.	6.200%	12/15/34	2,839	3,129
	Walt Disney Co.	6.400%	12/15/35	1,570	1,752
	Walt Disney Co.	6.150%	3/1/37	767	829
	Walt Disney Co.	6.650%	11/15/37	3,362	3,876
	Walt Disney Co.	4.625%	3/23/40	1,002	954
	Walt Disney Co.	3.500%	5/13/40	5,053	4,164
	Walt Disney Co.	6.150%	2/15/41	1,785	1,974
	Walt Disney Co.	5.400%	10/1/43	2,415	2,454
	Walt Disney Co.	4.750%	9/15/44	2,937	2,764
	Walt Disney Co.	7.750%	12/1/45	1,736	2,234
	Walt Disney Co.	4.750%	11/15/46	459	429
	Walt Disney Co.	2.750%	9/1/49	4,916	3,336
	Walt Disney Co.	4.700%	3/23/50	4,145	3,899

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Walt Disney Co.	3.600%	1/13/51	2,644	2,076
	Walt Disney Co.	3.800%	5/13/60	5,373	4,261
[2]	Warnermedia Holdings Inc.	5.050%	3/15/42	13,460	10,748
[2]	Warnermedia Holdings Inc.	5.141%	3/15/52	15,968	12,367
[2]	Warnermedia Holdings Inc.	5.391%	3/15/62	9,554	7,386
					656,745
Consumer Discretionary (6.0%)
	Alibaba Group Holding Ltd.	4.500%	11/28/34	1,893	1,682
	Alibaba Group Holding Ltd.	4.000%	12/6/37	3,032	2,405
	Alibaba Group Holding Ltd.	2.700%	2/9/41	2,471	1,584
	Alibaba Group Holding Ltd.	4.200%	12/6/47	2,265	1,753
	Alibaba Group Holding Ltd.	3.150%	2/9/51	4,415	2,818
	Alibaba Group Holding Ltd.	4.400%	12/6/57	3,251	2,496
	Alibaba Group Holding Ltd.	3.250%	2/9/61	3,055	1,879
	Amazon.com Inc.	4.800%	12/5/34	2,867	2,930
	Amazon.com Inc.	3.875%	8/22/37	9,844	8,852
	Amazon.com Inc.	2.875%	5/12/41	2,304	1,763
	Amazon.com Inc.	4.950%	12/5/44	1,356	1,377
	Amazon.com Inc.	4.050%	8/22/47	9,237	8,135
	Amazon.com Inc.	2.500%	6/3/50	5,142	3,369
	Amazon.com Inc.	3.100%	5/12/51	5,755	4,221
	Amazon.com Inc.	3.950%	4/13/52	8,000	6,837
	Amazon.com Inc.	4.250%	8/22/57	6,745	6,047
	Amazon.com Inc.	2.700%	6/3/60	4,566	2,891
	Amazon.com Inc.	3.250%	5/12/61	5,721	4,114
	Amazon.com Inc.	4.100%	4/13/62	3,753	3,184
[1]	American University	3.672%	4/1/49	1,181	928
	Aptiv plc	4.400%	10/1/46	650	483
	Aptiv plc	5.400%	3/15/49	1,418	1,236
	Aptiv plc	3.100%	12/1/51	2,597	1,619
	Aptiv plc	4.150%	5/1/52	2,390	1,805
	BorgWarner Inc.	4.375%	3/15/45	1,218	954
[1]	Brown University	2.924%	9/1/50	537	387
	Brunswick Corp.	4.400%	9/15/32	800	672
	Brunswick Corp.	5.100%	4/1/52	305	219
[1]	California Endowment	2.498%	4/1/51	455	289
	California Institute of Technology	4.321%	8/1/45	555	491
	California Institute of Technology	4.700%	11/1/11	828	700
	California Institute of Technology	3.650%	9/1/19	1,874	1,242
[1]	Case Western Reserve University	5.405%	6/1/22	840	791
	Claremont Mckenna College	3.775%	1/1/22	769	502
	Cleveland Clinic Foundation	4.858%	1/1/14	710	624
	Darden Restaurants Inc.	4.550%	2/15/48	665	520
	Dick's Sporting Goods Inc.	4.100%	1/15/52	1,865	1,265
[1]	Duke University	2.682%	10/1/44	1,281	942
[1]	Duke University	2.832%	10/1/55	1,636	1,101
	eBay Inc.	4.000%	7/15/42	552	442
	eBay Inc.	3.650%	5/10/51	3,400	2,490
[1]	Emory University	2.969%	9/1/50	1,115	769
[1]	Ford Foundation	2.415%	6/1/50	250	158
[1]	Ford Foundation	2.815%	6/1/70	2,068	1,254
	Fortune Brands Home & Security Inc.	4.500%	3/25/52	1,255	932
	General Motors Co.	5.000%	4/1/35	2,055	1,820
	General Motors Co.	6.600%	4/1/36	3,038	3,080
	General Motors Co.	5.150%	4/1/38	1,898	1,678
	General Motors Co.	6.250%	10/2/43	4,927	4,752
	General Motors Co.	5.200%	4/1/45	1,959	1,652
	General Motors Co.	6.750%	4/1/46	2,613	2,606

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	General Motors Co.	5.400%	4/1/48	2,306	2,003
	General Motors Co.	5.950%	4/1/49	2,518	2,340
[1]	George Washington University	4.300%	9/15/44	1,150	997
	George Washington University	4.868%	9/15/45	907	847
[1]	George Washington University	4.126%	9/15/48	1,175	992
[1]	Georgetown University	4.315%	4/1/49	1,107	907
[1]	Georgetown University	2.943%	4/1/50	831	522
[1]	Georgetown University	5.215%	10/1/18	530	462
	Harley-Davidson Inc.	4.625%	7/28/45	345	265
	Hasbro Inc.	6.350%	3/15/40	1,351	1,332
	Hasbro Inc.	5.100%	5/15/44	1,178	1,000
	Home Depot Inc.	5.875%	12/16/36	8,188	8,896
	Home Depot Inc.	3.300%	4/15/40	3,370	2,735
	Home Depot Inc.	5.400%	9/15/40	2,767	2,885
	Home Depot Inc.	5.950%	4/1/41	3,396	3,728
	Home Depot Inc.	4.200%	4/1/43	2,332	2,090
	Home Depot Inc.	4.875%	2/15/44	3,150	3,059
	Home Depot Inc.	4.400%	3/15/45	1,292	1,176
	Home Depot Inc.	4.250%	4/1/46	6,399	5,676
	Home Depot Inc.	3.900%	6/15/47	2,716	2,291
	Home Depot Inc.	4.500%	12/6/48	4,496	4,179
	Home Depot Inc.	3.125%	12/15/49	515	377
	Home Depot Inc.	3.350%	4/15/50	4,400	3,350
	Home Depot Inc.	2.375%	3/15/51	2,234	1,402
	Home Depot Inc.	2.750%	9/15/51	672	455
	Home Depot Inc.	3.625%	4/15/52	4,623	3,673
	Home Depot Inc.	4.950%	9/15/52	2,910	2,858
	Home Depot Inc.	3.500%	9/15/56	2,717	2,072
[1]	Howard University	5.209%	10/1/52	875	681
	JD.com Inc.	4.125%	1/14/50	785	550
[1]	Johns Hopkins University	4.083%	7/1/53	1,187	1,019
[1]	Johns Hopkins University	2.813%	1/1/60	865	557
	Kohl's Corp.	5.550%	7/17/45	1,055	696
	Lear Corp.	5.250%	5/15/49	1,655	1,394
	Lear Corp.	3.550%	1/15/52	970	609
	Leggett & Platt Inc.	3.500%	11/15/51	1,340	973
	Leland Stanford Junior University	3.647%	5/1/48	1,237	1,030
	Leland Stanford Junior University	2.413%	6/1/50	1,828	1,192
	Lowe's Cos. Inc.	5.000%	4/15/33	2,950	2,935
	Lowe's Cos. Inc.	5.500%	10/15/35	1,220	1,231
	Lowe's Cos. Inc.	5.000%	4/15/40	1,074	1,014
	Lowe's Cos. Inc.	2.800%	9/15/41	2,546	1,793
	Lowe's Cos. Inc.	4.650%	4/15/42	832	747
	Lowe's Cos. Inc.	4.250%	9/15/44	347	278
	Lowe's Cos. Inc.	4.375%	9/15/45	1,605	1,339
	Lowe's Cos. Inc.	3.700%	4/15/46	3,705	2,838
	Lowe's Cos. Inc.	4.050%	5/3/47	2,743	2,212
	Lowe's Cos. Inc.	4.550%	4/5/49	1,580	1,363
	Lowe's Cos. Inc.	5.125%	4/15/50	1,770	1,669
	Lowe's Cos. Inc.	3.000%	10/15/50	3,153	2,109
	Lowe's Cos. Inc.	3.500%	4/1/51	1,551	1,119
	Lowe's Cos. Inc.	4.250%	4/1/52	2,985	2,451
	Lowe's Cos. Inc.	5.625%	4/15/53	4,743	4,720
	Lowe's Cos. Inc.	4.450%	4/1/62	1,525	1,233
	Lowe's Cos. Inc.	5.800%	9/15/62	3,750	3,693
[1]	Marriott International Inc.	2.750%	10/15/33	1,869	1,441
	Masco Corp.	4.500%	5/15/47	463	373
	Masco Corp.	3.125%	2/15/51	1,380	875

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Massachusetts Institute of Technology	3.959%	7/1/38	1,180	1,082
[1]	Massachusetts Institute of Technology	2.989%	7/1/50	1,062	785
[1]	Massachusetts Institute of Technology	2.294%	7/1/51	487	306
	Massachusetts Institute of Technology	3.067%	4/1/52	1,880	1,400
	Massachusetts Institute of Technology	5.600%	7/1/11	2,266	2,430
	Massachusetts Institute of Technology	4.678%	7/1/14	1,820	1,640
	Massachusetts Institute of Technology	3.885%	7/1/16	410	307
[1]	McDonald's Corp.	4.700%	12/9/35	3,095	3,012
[1]	McDonald's Corp.	6.300%	10/15/37	1,680	1,865
[1]	McDonald's Corp.	6.300%	3/1/38	927	1,023
[1]	McDonald's Corp.	5.700%	2/1/39	1,569	1,637
[1]	McDonald's Corp.	4.875%	7/15/40	877	833
[1]	McDonald's Corp.	3.700%	2/15/42	2,732	2,222
[1]	McDonald's Corp.	3.625%	5/1/43	1,588	1,269
[1]	McDonald's Corp.	4.600%	5/26/45	1,693	1,542
[1]	McDonald's Corp.	4.875%	12/9/45	4,325	4,104
[1]	McDonald's Corp.	4.450%	3/1/47	495	439
[1]	McDonald's Corp.	4.450%	9/1/48	816	725
[1]	McDonald's Corp.	3.625%	9/1/49	6,089	4,733
[1]	McDonald's Corp.	4.200%	4/1/50	2,033	1,745
	McDonald's Corp.	5.150%	9/9/52	1,350	1,337
	MDC Holdings Inc.	6.000%	1/15/43	1,819	1,465
	NIKE Inc.	3.250%	3/27/40	4,283	3,522
	NIKE Inc.	3.625%	5/1/43	577	491
	NIKE Inc.	3.875%	11/1/45	1,243	1,093
	NIKE Inc.	3.375%	11/1/46	495	398
	NIKE Inc.	3.375%	3/27/50	4,565	3,656
[1]	Northeastern University	2.894%	10/1/50	740	490
[1]	Northwestern University	4.643%	12/1/44	1,105	1,067
[1]	Northwestern University	2.640%	12/1/50	715	474
[1]	Northwestern University	3.662%	12/1/57	1,276	965
	Owens Corning	7.000%	12/1/36	977	1,058
	Owens Corning	4.300%	7/15/47	1,162	923
	Owens Corning	4.400%	1/30/48	1,338	1,058
	President & Fellows of Harvard College	4.875%	10/15/40	416	417
	President & Fellows of Harvard College	3.150%	7/15/46	610	473
	President & Fellows of Harvard College	2.517%	10/15/50	660	438
	President & Fellows of Harvard College	3.745%	11/15/52	2,405	2,037
	President & Fellows of Harvard College	3.300%	7/15/56	1,846	1,382
	PulteGroup Inc.	6.375%	5/15/33	925	925
	PulteGroup Inc.	6.000%	2/15/35	390	377
[1]	Rockefeller Foundation	2.492%	10/1/50	1,220	797
	Snap-on Inc.	4.100%	3/1/48	738	641
	Snap-on Inc.	3.100%	5/1/50	1,590	1,164
	Stanley Black & Decker Inc.	5.200%	9/1/40	309	300
	Stanley Black & Decker Inc.	4.850%	11/15/48	1,875	1,716
	Stanley Black & Decker Inc.	2.750%	11/15/50	2,401	1,541
	Starbucks Corp.	4.300%	6/15/45	252	218
	Starbucks Corp.	3.750%	12/1/47	3,609	2,847
	Starbucks Corp.	4.500%	11/15/48	2,047	1,816
	Starbucks Corp.	4.450%	8/15/49	2,862	2,521
	Starbucks Corp.	3.350%	3/12/50	1,041	758
	Starbucks Corp.	3.500%	11/15/50	3,395	2,556
	Thomas Jefferson University	3.847%	11/1/57	1,540	1,132
	TJX Cos. Inc.	4.500%	4/15/50	679	613
[1]	Trustees of Boston College	3.129%	7/1/52	762	545
[1]	Trustees of Boston University	4.061%	10/1/48	793	666
	Trustees of Princeton University	5.700%	3/1/39	1,410	1,539

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Trustees of Princeton University	2.516%	7/1/50	1,324	894
	Trustees of Princeton University	4.201%	3/1/52	1,030	938
[1]	Trustees of the University of Pennsylvania	2.396%	10/1/50	1,318	842
	Trustees of the University of Pennsylvania	4.674%	9/1/12	374	323
	Trustees of the University of Pennsylvania	3.610%	2/15/19	775	521
[1]	University of Chicago	2.547%	4/1/50	1,560	1,054
	University of Chicago	3.000%	10/1/52	905	621
[1]	University of Chicago	4.003%	10/1/53	1,135	951
[1]	University of Miami	4.063%	4/1/52	1,355	1,128
[1]	University of Notre Dame du Lac	3.438%	2/15/45	1,678	1,360
[1]	University of Notre Dame du Lac	3.394%	2/15/48	374	293
[1]	University of Southern California	3.028%	10/1/39	1,267	1,012
[1]	University of Southern California	3.841%	10/1/47	1,284	1,079
	University of Southern California	2.805%	10/1/50	815	549
[1]	University of Southern California	2.945%	10/1/51	1,125	776
	University of Southern California	5.250%	10/1/11	811	796
[1]	University of Southern California	3.226%	10/1/20	980	570
[1]	Washington University	3.524%	4/15/54	1,755	1,426
	Washington University	4.349%	4/15/22	930	737
	Whirlpool Corp.	4.500%	6/1/46	1,426	1,120
	Whirlpool Corp.	4.600%	5/15/50	1,200	950
[1]	William Marsh Rice University	3.574%	5/15/45	1,300	1,103
[1]	William Marsh Rice University	3.774%	5/15/55	423	344
[1]	Yale University	2.402%	4/15/50	1,455	937
					312,282
Consumer Staples (7.8%)
	Altria Group Inc.	5.800%	2/14/39	4,577	4,257
	Altria Group Inc.	3.400%	2/4/41	3,265	2,215
	Altria Group Inc.	4.250%	8/9/42	1,626	1,220
	Altria Group Inc.	4.500%	5/2/43	2,654	2,021
	Altria Group Inc.	5.375%	1/31/44	4,195	3,659
	Altria Group Inc.	3.875%	9/16/46	5,390	3,676
	Altria Group Inc.	5.950%	2/14/49	5,403	4,813
	Altria Group Inc.	4.450%	5/6/50	2,225	1,597
	Altria Group Inc.	3.700%	2/4/51	2,725	1,772
	Altria Group Inc.	6.200%	2/14/59	360	337
	Altria Group Inc.	4.000%	2/4/61	2,073	1,387
[1]	Anheuser-Busch Cos. LLC	4.700%	2/1/36	11,677	11,225
[1]	Anheuser-Busch Cos. LLC	4.900%	2/1/46	23,713	22,217
	Anheuser-Busch InBev Finance Inc.	4.700%	2/1/36	374	356
	Anheuser-Busch InBev Finance Inc.	4.000%	1/17/43	3,177	2,732
	Anheuser-Busch InBev Finance Inc.	4.625%	2/1/44	520	474
	Anheuser-Busch InBev Finance Inc.	4.900%	2/1/46	3,960	3,694
	Anheuser-Busch InBev Worldwide Inc.	5.875%	6/15/35	1,755	1,847
	Anheuser-Busch InBev Worldwide Inc.	4.375%	4/15/38	4,580	4,218
	Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	3,377	4,311
	Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/39	3,719	3,801
	Anheuser-Busch InBev Worldwide Inc.	8.000%	11/15/39	2,521	3,146
	Anheuser-Busch InBev Worldwide Inc.	4.350%	6/1/40	2,480	2,242
	Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/42	2,131	2,042
	Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	4,106	3,402
	Anheuser-Busch InBev Worldwide Inc.	4.600%	4/15/48	7,874	7,165
	Anheuser-Busch InBev Worldwide Inc.	4.439%	10/6/48	4,137	3,640
	Anheuser-Busch InBev Worldwide Inc.	5.550%	1/23/49	8,655	8,871
	Anheuser-Busch InBev Worldwide Inc.	4.500%	6/1/50	6,265	5,678
	Anheuser-Busch InBev Worldwide Inc.	4.750%	4/15/58	5,928	5,422
	Anheuser-Busch InBev Worldwide Inc.	5.800%	1/23/59	3,191	3,364
	Anheuser-Busch InBev Worldwide Inc.	4.600%	6/1/60	2,934	2,644

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Archer-Daniels-Midland Co.	5.935%	10/1/32	440	481
	Archer-Daniels-Midland Co.	5.375%	9/15/35	380	395
	Archer-Daniels-Midland Co.	3.750%	9/15/47	1,012	842
	Archer-Daniels-Midland Co.	4.500%	3/15/49	3,193	2,979
	Archer-Daniels-Midland Co.	2.700%	9/15/51	922	633
	BAT Capital Corp.	4.390%	8/15/37	4,471	3,531
	BAT Capital Corp.	3.734%	9/25/40	1,548	1,090
	BAT Capital Corp.	4.540%	8/15/47	4,427	3,213
	BAT Capital Corp.	4.758%	9/6/49	2,730	2,047
	BAT Capital Corp.	5.282%	4/2/50	2,486	2,004
	BAT Capital Corp.	3.984%	9/25/50	3,056	2,074
	BAT Capital Corp.	5.650%	3/16/52	640	539
	Brown-Forman Corp.	4.000%	4/15/38	473	423
	Brown-Forman Corp.	4.500%	7/15/45	1,041	970
	Campbell Soup Co.	4.800%	3/15/48	896	814
	Campbell Soup Co.	3.125%	4/24/50	1,595	1,105
	Church & Dwight Co. Inc.	3.950%	8/1/47	1,062	851
	Church & Dwight Co. Inc.	5.000%	6/15/52	1,550	1,472
	Coca-Cola Co.	2.500%	6/1/40	1,823	1,352
	Coca-Cola Co.	2.875%	5/5/41	1,608	1,262
	Coca-Cola Co.	4.200%	3/25/50	2,758	2,586
	Coca-Cola Co.	2.600%	6/1/50	5,880	4,069
	Coca-Cola Co.	3.000%	3/5/51	3,140	2,360
	Coca-Cola Co.	2.500%	3/15/51	4,797	3,217
	Coca-Cola Co.	2.750%	6/1/60	2,405	1,649
	Coca-Cola Femsa SAB de CV	5.250%	11/26/43	905	865
[1]	Colgate-Palmolive Co.	4.000%	8/15/45	1,529	1,391
[1]	Colgate-Palmolive Co.	3.700%	8/1/47	365	319
	Conagra Brands Inc.	5.300%	11/1/38	3,493	3,351
	Conagra Brands Inc.	5.400%	11/1/48	1,424	1,356
	Constellation Brands Inc.	4.500%	5/9/47	807	692
	Constellation Brands Inc.	4.100%	2/15/48	1,697	1,385
	Constellation Brands Inc.	5.250%	11/15/48	3,109	2,962
	Constellation Brands Inc.	3.750%	5/1/50	1,310	1,007
	Delhaize America LLC	9.000%	4/15/31	110	135
	Diageo Capital plc	5.500%	1/24/33	1,000	1,056
	Diageo Capital plc	5.875%	9/30/36	1,014	1,089
	Diageo Capital plc	3.875%	4/29/43	2,594	2,189
	Diageo Investment Corp.	7.450%	4/15/35	1,794	2,154
	Dollar General Corp.	4.125%	4/3/50	1,360	1,128
	Dollar General Corp.	5.500%	11/1/52	878	890
	Dollar Tree Inc.	3.375%	12/1/51	1,005	690
	Estee Lauder Cos. Inc.	6.000%	5/15/37	827	899
	Estee Lauder Cos. Inc.	4.375%	6/15/45	1,118	994
	Estee Lauder Cos. Inc.	4.150%	3/15/47	767	675
	Estee Lauder Cos. Inc.	3.125%	12/1/49	1,355	989
	Fomento Economico Mexicano SAB de CV	4.375%	5/10/43	1,764	1,467
	Fomento Economico Mexicano SAB de CV	3.500%	1/16/50	5,433	3,844
	General Mills Inc.	5.400%	6/15/40	413	413
	General Mills Inc.	4.700%	4/17/48	300	270
	General Mills Inc.	3.000%	2/1/51	3,111	2,149
	GSK Consumer Healthcare Capital US LLC	4.000%	3/24/52	2,220	1,777
	Hershey Co.	3.375%	8/15/46	1,503	1,154
	Hershey Co.	3.125%	11/15/49	1,116	815
	Hormel Foods Corp.	3.050%	6/3/51	1,261	895
	Ingredion Inc.	3.900%	6/1/50	1,130	848
	J M Smucker Co.	4.250%	3/15/35	2,217	2,019
	J M Smucker Co.	2.750%	9/15/41	595	403

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	J M Smucker Co.	3.550%	3/15/50	516	357
[2]	JBS USA LUX SA	5.750%	4/1/33	5,275	5,117
[2]	JBS USA LUX SA	4.375%	2/2/52	2,420	1,773
[2]	JBS USA LUX SA	6.500%	12/1/52	3,820	3,745
	Kellogg Co.	4.500%	4/1/46	1,441	1,255
	Keurig Dr Pepper Inc.	4.500%	11/15/45	1,424	1,231
	Keurig Dr Pepper Inc.	4.420%	12/15/46	2,604	2,189
	Keurig Dr Pepper Inc.	3.800%	5/1/50	2,440	1,869
	Keurig Dr Pepper Inc.	3.350%	3/15/51	1,559	1,095
	Keurig Dr Pepper Inc.	4.500%	4/15/52	2,509	2,133
	Kimberly-Clark Corp.	6.625%	8/1/37	2,048	2,399
	Kimberly-Clark Corp.	5.300%	3/1/41	437	443
	Kimberly-Clark Corp.	3.200%	7/30/46	1,080	795
	Kimberly-Clark Corp.	3.900%	5/4/47	1,160	975
	Kimberly-Clark Corp.	2.875%	2/7/50	1,409	996
	Koninklijke Ahold Delhaize NV	5.700%	10/1/40	822	837
	Kraft Heinz Foods Co.	5.000%	7/15/35	3,035	2,981
	Kraft Heinz Foods Co.	6.875%	1/26/39	2,870	3,184
	Kraft Heinz Foods Co.	6.500%	2/9/40	2,225	2,415
	Kraft Heinz Foods Co.	5.000%	6/4/42	2,814	2,643
	Kraft Heinz Foods Co.	5.200%	7/15/45	5,152	4,866
	Kraft Heinz Foods Co.	4.375%	6/1/46	8,450	7,119
	Kraft Heinz Foods Co.	4.875%	10/1/49	3,315	2,991
	Kraft Heinz Foods Co.	5.500%	6/1/50	1,278	1,271
	Kroger Co.	6.900%	4/15/38	658	729
	Kroger Co.	5.400%	7/15/40	353	341
	Kroger Co.	5.000%	4/15/42	1,143	1,048
	Kroger Co.	5.150%	8/1/43	2,866	2,682
	Kroger Co.	3.875%	10/15/46	1,678	1,306
	Kroger Co.	4.450%	2/1/47	2,025	1,741
	Kroger Co.	4.650%	1/15/48	1,409	1,235
	Kroger Co.	3.950%	1/15/50	2,437	1,950
	McCormick & Co. Inc.	4.200%	8/15/47	800	658
	Mead Johnson Nutrition Co.	5.900%	11/1/39	1,540	1,605
	Molson Coors Beverage Co.	5.000%	5/1/42	4,424	3,987
	Molson Coors Beverage Co.	4.200%	7/15/46	4,024	3,235
	Mondelez International Inc.	2.625%	9/4/50	2,705	1,739
	PepsiCo Inc.	3.500%	3/19/40	1,864	1,582
	PepsiCo Inc.	2.625%	10/21/41	2,730	2,069
	PepsiCo Inc.	4.000%	3/5/42	933	847
	PepsiCo Inc.	3.600%	8/13/42	2,285	1,947
	PepsiCo Inc.	4.250%	10/22/44	899	819
	PepsiCo Inc.	4.450%	4/14/46	2,774	2,691
	PepsiCo Inc.	3.450%	10/6/46	395	326
	PepsiCo Inc.	4.000%	5/2/47	1,750	1,554
	PepsiCo Inc.	3.375%	7/29/49	2,740	2,229
	PepsiCo Inc.	2.875%	10/15/49	3,009	2,235
	PepsiCo Inc.	3.625%	3/19/50	2,621	2,235
	PepsiCo Inc.	2.750%	10/21/51	1,615	1,168
	PepsiCo Inc.	4.200%	7/18/52	1,550	1,452
	PepsiCo Inc.	3.875%	3/19/60	1,520	1,363
	Philip Morris International Inc.	6.375%	5/16/38	4,449	4,622
	Philip Morris International Inc.	4.375%	11/15/41	1,491	1,224
	Philip Morris International Inc.	4.500%	3/20/42	1,395	1,157
	Philip Morris International Inc.	3.875%	8/21/42	1,797	1,362
	Philip Morris International Inc.	4.125%	3/4/43	3,425	2,696
	Philip Morris International Inc.	4.875%	11/15/43	3,581	3,108
	Philip Morris International Inc.	4.250%	11/10/44	855	678

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Procter & Gamble Co.	5.800%	8/15/34	429	474
	Procter & Gamble Co.	5.550%	3/5/37	960	1,056
	Procter & Gamble Co.	3.550%	3/25/40	2,780	2,437
	Procter & Gamble Co.	3.500%	10/25/47	2,383	1,998
	Procter & Gamble Co.	3.600%	3/25/50	1,475	1,266
	Reynolds American Inc.	5.700%	8/15/35	2,891	2,669
	Reynolds American Inc.	7.250%	6/15/37	1,820	1,887
	Reynolds American Inc.	6.150%	9/15/43	2,722	2,442
	Reynolds American Inc.	5.850%	8/15/45	5,673	4,951
	Sysco Corp.	5.375%	9/21/35	461	461
	Sysco Corp.	6.600%	4/1/40	3,517	3,833
	Sysco Corp.	4.850%	10/1/45	1,391	1,253
	Sysco Corp.	4.500%	4/1/46	951	813
	Sysco Corp.	4.450%	3/15/48	2,155	1,819
	Sysco Corp.	3.300%	2/15/50	310	220
	Sysco Corp.	6.600%	4/1/50	1,988	2,240
	Sysco Corp.	3.150%	12/14/51	1,130	774
	Target Corp.	6.500%	10/15/37	799	896
	Target Corp.	7.000%	1/15/38	1,479	1,750
	Target Corp.	4.000%	7/1/42	1,505	1,331
	Target Corp.	3.625%	4/15/46	851	675
	Target Corp.	3.900%	11/15/47	1,374	1,147
	Target Corp.	2.950%	1/15/52	4,208	2,971
	Tyson Foods Inc.	4.875%	8/15/34	2,210	2,166
	Tyson Foods Inc.	5.150%	8/15/44	567	538
	Tyson Foods Inc.	4.550%	6/2/47	524	461
	Tyson Foods Inc.	5.100%	9/28/48	4,533	4,304
[1]	Unilever Capital Corp.	2.625%	8/12/51	1,195	801
	Walgreens Boots Alliance Inc.	4.800%	11/18/44	2,568	2,208
	Walgreens Boots Alliance Inc.	4.100%	4/15/50	2,941	2,213
	Walmart Inc.	5.250%	9/1/35	4,550	4,860
	Walmart Inc.	6.200%	4/15/38	1,367	1,581
	Walmart Inc.	3.950%	6/28/38	3,847	3,598
	Walmart Inc.	5.625%	4/1/40	1,591	1,741
	Walmart Inc.	5.000%	10/25/40	1,588	1,630
	Walmart Inc.	5.625%	4/15/41	3,048	3,367
	Walmart Inc.	2.500%	9/22/41	365	273
	Walmart Inc.	4.000%	4/11/43	2,492	2,260
	Walmart Inc.	3.625%	12/15/47	2,128	1,798
	Walmart Inc.	4.050%	6/29/48	2,914	2,651
	Walmart Inc.	2.950%	9/24/49	834	625
	Walmart Inc.	2.650%	9/22/51	2,554	1,820
	Walmart Inc.	4.500%	9/9/52	2,610	2,550
					408,780
Energy (8.7%)
	Baker Hughes Holdings LLC	5.125%	9/15/40	2,224	2,089
	Baker Hughes Holdings LLC	4.080%	12/15/47	2,989	2,385
	BP Capital Markets America Inc.	3.060%	6/17/41	2,363	1,797
	BP Capital Markets America Inc.	3.000%	2/24/50	6,505	4,495
	BP Capital Markets America Inc.	2.772%	11/10/50	6,304	4,195
	BP Capital Markets America Inc.	2.939%	6/4/51	5,505	3,760
	BP Capital Markets America Inc.	3.001%	3/17/52	4,917	3,371
	BP Capital Markets America Inc.	3.379%	2/8/61	4,496	3,195
	Canadian Natural Resources Ltd.	6.450%	6/30/33	1,215	1,257
	Canadian Natural Resources Ltd.	5.850%	2/1/35	2,947	2,892
	Canadian Natural Resources Ltd.	6.500%	2/15/37	2,814	2,869
	Canadian Natural Resources Ltd.	6.250%	3/15/38	1,180	1,208
	Canadian Natural Resources Ltd.	6.750%	2/1/39	1,825	1,923

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Canadian Natural Resources Ltd.	4.950%	6/1/47	745	674
	Cenovus Energy Inc.	5.250%	6/15/37	1,665	1,548
	Cenovus Energy Inc.	6.800%	9/15/37	1,723	1,786
	Cenovus Energy Inc.	6.750%	11/15/39	1,233	1,303
	Cenovus Energy Inc.	5.400%	6/15/47	2,150	1,988
	Cenovus Energy Inc.	3.750%	2/15/52	2,052	1,479
	Cheniere Corpus Christi Holdings LLC	2.742%	12/31/39	2,749	2,164
	Chevron Corp.	3.078%	5/11/50	2,520	1,886
	Chevron USA Inc.	5.250%	11/15/43	2,604	2,658
	Chevron USA Inc.	2.343%	8/12/50	698	455
	Columbia Pipeline Group Inc.	5.800%	6/1/45	878	871
	ConocoPhillips	5.900%	5/15/38	2,895	3,105
	ConocoPhillips	6.500%	2/1/39	2,619	3,013
	ConocoPhillips	4.875%	10/1/47	1,185	1,114
	ConocoPhillips Co.	3.758%	3/15/42	2,210	1,873
	ConocoPhillips Co.	4.300%	11/15/44	1,684	1,496
	ConocoPhillips Co.	3.800%	3/15/52	3,285	2,670
	ConocoPhillips Co.	4.025%	3/15/62	4,488	3,662
	Continental Resources Inc.	4.900%	6/1/44	1,494	1,131
	DCP Midstream Operating LP	5.600%	4/1/44	1,050	988
	Devon Energy Corp.	5.600%	7/15/41	2,939	2,842
	Devon Energy Corp.	4.750%	5/15/42	762	664
	Devon Energy Corp.	5.000%	6/15/45	2,740	2,453
	Diamondback Energy Inc.	6.250%	3/15/33	2,700	2,796
	Diamondback Energy Inc.	4.400%	3/24/51	533	420
	Diamondback Energy Inc.	4.250%	3/15/52	2,780	2,119
[3]	Diamondback Energy Inc.	6.250%	3/15/53	1,650	1,647
[1]	Eastern Gas Transmission & Storage Inc.	4.800%	11/1/43	1,085	936
[1]	Eastern Gas Transmission & Storage Inc.	4.600%	12/15/44	530	443
[1]	Eastern Gas Transmission & Storage Inc.	3.900%	11/15/49	825	588
[1]	Enbridge Energy Partners LP	7.500%	4/15/38	996	1,109
	Enbridge Energy Partners LP	5.500%	9/15/40	1,648	1,579
	Enbridge Energy Partners LP	7.375%	10/15/45	939	1,069
	Enbridge Inc.	2.500%	8/1/33	2,398	1,889
	Enbridge Inc.	4.500%	6/10/44	455	383
	Enbridge Inc.	5.500%	12/1/46	2,422	2,333
	Enbridge Inc.	4.000%	11/15/49	1,104	862
	Enbridge Inc.	3.400%	8/1/51	2,705	1,907
	Energy Transfer LP	4.900%	3/15/35	2,408	2,185
	Energy Transfer LP	6.625%	10/15/36	2,350	2,381
[1]	Energy Transfer LP	5.800%	6/15/38	1,567	1,454
	Energy Transfer LP	7.500%	7/1/38	689	746
	Energy Transfer LP	6.050%	6/1/41	1,094	1,048
	Energy Transfer LP	6.500%	2/1/42	3,057	3,041
	Energy Transfer LP	6.100%	2/15/42	1,914	1,788
	Energy Transfer LP	4.950%	1/15/43	1,508	1,242
	Energy Transfer LP	5.150%	2/1/43	2,585	2,165
	Energy Transfer LP	5.950%	10/1/43	2,923	2,720
	Energy Transfer LP	5.300%	4/1/44	1,019	877
	Energy Transfer LP	5.000%	5/15/44	455	379
	Energy Transfer LP	5.150%	3/15/45	3,244	2,776
	Energy Transfer LP	5.350%	5/15/45	970	844
	Energy Transfer LP	6.125%	12/15/45	2,860	2,709
	Energy Transfer LP	5.300%	4/15/47	4,384	3,748
	Energy Transfer LP	5.400%	10/1/47	1,583	1,369
	Energy Transfer LP	6.000%	6/15/48	1,472	1,355
	Energy Transfer LP	6.250%	4/15/49	1,939	1,834
	Energy Transfer LP	5.000%	5/15/50	4,790	3,948

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Enterprise Products Operating LLC	6.875%	3/1/33	843	932
[1]	Enterprise Products Operating LLC	6.650%	10/15/34	1,640	1,763
	Enterprise Products Operating LLC	7.550%	4/15/38	2,591	2,956
	Enterprise Products Operating LLC	6.125%	10/15/39	2,346	2,427
	Enterprise Products Operating LLC	6.450%	9/1/40	1,605	1,708
	Enterprise Products Operating LLC	5.950%	2/1/41	2,035	2,070
	Enterprise Products Operating LLC	5.700%	2/15/42	610	601
	Enterprise Products Operating LLC	4.850%	8/15/42	2,881	2,619
	Enterprise Products Operating LLC	4.450%	2/15/43	2,976	2,551
	Enterprise Products Operating LLC	4.850%	3/15/44	3,360	2,993
	Enterprise Products Operating LLC	5.100%	2/15/45	3,964	3,643
	Enterprise Products Operating LLC	4.250%	2/15/48	1,719	1,396
	Enterprise Products Operating LLC	4.800%	2/1/49	3,246	2,853
	Enterprise Products Operating LLC	4.200%	1/31/50	3,853	3,079
	Enterprise Products Operating LLC	3.700%	1/31/51	1,087	807
	Enterprise Products Operating LLC	3.200%	2/15/52	1,516	1,033
	Enterprise Products Operating LLC	3.300%	2/15/53	2,904	2,001
	Enterprise Products Operating LLC	4.950%	10/15/54	2,749	2,382
	Enterprise Products Operating LLC	3.950%	1/31/60	810	600
	EOG Resources Inc.	3.900%	4/1/35	1,487	1,353
	EOG Resources Inc.	4.950%	4/15/50	2,015	1,981
	Exxon Mobil Corp.	2.995%	8/16/39	940	738
	Exxon Mobil Corp.	4.227%	3/19/40	4,628	4,249
	Exxon Mobil Corp.	3.567%	3/6/45	3,364	2,731
	Exxon Mobil Corp.	4.114%	3/1/46	7,287	6,389
	Exxon Mobil Corp.	3.095%	8/16/49	5,424	3,993
	Exxon Mobil Corp.	4.327%	3/19/50	6,986	6,326
	Exxon Mobil Corp.	3.452%	4/15/51	5,400	4,201
	Halliburton Co.	4.850%	11/15/35	4,089	3,840
	Halliburton Co.	6.700%	9/15/38	790	854
	Halliburton Co.	7.450%	9/15/39	2,414	2,773
	Halliburton Co.	4.500%	11/15/41	2,369	2,009
	Halliburton Co.	4.750%	8/1/43	3,384	2,965
	Halliburton Co.	5.000%	11/15/45	4,079	3,673
	Hess Corp.	7.125%	3/15/33	1,455	1,595
	Hess Corp.	6.000%	1/15/40	377	381
	Hess Corp.	5.600%	2/15/41	1,200	1,153
	Hess Corp.	5.800%	4/1/47	2,609	2,539
	Kinder Morgan Energy Partners LP	7.300%	8/15/33	371	406
	Kinder Morgan Energy Partners LP	5.800%	3/15/35	1,360	1,351
	Kinder Morgan Energy Partners LP	6.500%	2/1/37	1,623	1,654
[1]	Kinder Morgan Energy Partners LP	6.950%	1/15/38	2,211	2,370
	Kinder Morgan Energy Partners LP	6.500%	9/1/39	2,315	2,383
	Kinder Morgan Energy Partners LP	6.550%	9/15/40	3,468	3,516
	Kinder Morgan Energy Partners LP	7.500%	11/15/40	2,246	2,472
	Kinder Morgan Energy Partners LP	5.625%	9/1/41	825	761
	Kinder Morgan Energy Partners LP	5.000%	8/15/42	2,760	2,418
	Kinder Morgan Energy Partners LP	4.700%	11/1/42	1,702	1,448
	Kinder Morgan Energy Partners LP	5.000%	3/1/43	1,363	1,200
	Kinder Morgan Energy Partners LP	5.500%	3/1/44	3,188	2,957
	Kinder Morgan Energy Partners LP	5.400%	9/1/44	3,576	3,266
	Kinder Morgan Inc.	5.300%	12/1/34	1,514	1,444
	Kinder Morgan Inc.	5.550%	6/1/45	2,366	2,212
	Kinder Morgan Inc.	5.050%	2/15/46	481	423
	Kinder Morgan Inc.	5.200%	3/1/48	1,186	1,057
	Kinder Morgan Inc.	3.250%	8/1/50	1,946	1,293
	Kinder Morgan Inc.	3.600%	2/15/51	2,014	1,435
	Kinder Morgan Inc.	5.450%	8/1/52	2,210	2,018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Magellan Midstream Partners LP	5.150%	10/15/43	710	632
	Magellan Midstream Partners LP	4.250%	9/15/46	1,230	954
	Magellan Midstream Partners LP	4.200%	10/3/47	637	491
	Magellan Midstream Partners LP	4.850%	2/1/49	1,079	902
	Magellan Midstream Partners LP	3.950%	3/1/50	3,638	2,730
	Marathon Oil Corp.	6.600%	10/1/37	1,222	1,256
	Marathon Oil Corp.	5.200%	6/1/45	1,224	1,087
	Marathon Petroleum Corp.	6.500%	3/1/41	1,101	1,160
	Marathon Petroleum Corp.	4.750%	9/15/44	2,781	2,382
	Marathon Petroleum Corp.	4.500%	4/1/48	1,665	1,346
	Marathon Petroleum Corp.	5.000%	9/15/54	1,445	1,244
	MPLX LP	4.500%	4/15/38	3,066	2,633
	MPLX LP	5.200%	3/1/47	1,544	1,340
	MPLX LP	5.200%	12/1/47	3,133	2,720
	MPLX LP	4.700%	4/15/48	2,471	1,999
	MPLX LP	5.500%	2/15/49	6,073	5,486
	MPLX LP	4.950%	3/14/52	3,276	2,733
	MPLX LP	4.900%	4/15/58	1,999	1,621
	NOV Inc.	3.950%	12/1/42	1,350	968
	ONEOK Inc.	6.000%	6/15/35	1,788	1,737
	ONEOK Inc.	4.950%	7/13/47	3,134	2,601
	ONEOK Inc.	5.200%	7/15/48	2,468	2,106
	ONEOK Inc.	4.450%	9/1/49	2,010	1,528
	ONEOK Inc.	4.500%	3/15/50	1,440	1,100
	ONEOK Inc.	7.150%	1/15/51	440	455
	ONEOK Partners LP	6.650%	10/1/36	1,775	1,789
	ONEOK Partners LP	6.850%	10/15/37	381	392
	ONEOK Partners LP	6.125%	2/1/41	1,152	1,103
	ONEOK Partners LP	6.200%	9/15/43	1,165	1,096
	Ovintiv Inc.	6.500%	8/15/34	1,806	1,862
	Ovintiv Inc.	6.625%	8/15/37	1,964	2,047
	Ovintiv Inc.	6.500%	2/1/38	1,206	1,232
	Phillips 66	4.650%	11/15/34	1,975	1,881
	Phillips 66	5.875%	5/1/42	1,717	1,809
	Phillips 66	4.875%	11/15/44	4,051	3,802
	Phillips 66	3.300%	3/15/52	2,765	1,975
[2]	Phillips 66 Co.	4.680%	2/15/45	1,317	1,170
[2]	Phillips 66 Co.	4.900%	10/1/46	3,049	2,763
	Plains All American Pipeline LP	6.650%	1/15/37	1,219	1,223
	Plains All American Pipeline LP	5.150%	6/1/42	2,741	2,271
	Plains All American Pipeline LP	4.300%	1/31/43	1,347	990
	Plains All American Pipeline LP	4.700%	6/15/44	390	303
[2]	Sabine Pass Liquefaction LLC	5.900%	9/15/37	1,075	1,089
	Shell International Finance BV	4.125%	5/11/35	6,726	6,323
	Shell International Finance BV	6.375%	12/15/38	4,274	4,822
	Shell International Finance BV	5.500%	3/25/40	2,849	2,971
	Shell International Finance BV	2.875%	11/26/41	2,105	1,571
	Shell International Finance BV	3.625%	8/21/42	795	652
	Shell International Finance BV	4.550%	8/12/43	4,606	4,253
	Shell International Finance BV	4.375%	5/11/45	8,763	7,867
	Shell International Finance BV	4.000%	5/10/46	3,497	2,957
	Shell International Finance BV	3.750%	9/12/46	1,524	1,236
	Shell International Finance BV	3.125%	11/7/49	3,712	2,707
	Shell International Finance BV	3.250%	4/6/50	5,559	4,133
	Shell International Finance BV	3.000%	11/26/51	1,540	1,086
	Spectra Energy Partners LP	5.950%	9/25/43	1,957	1,934
	Spectra Energy Partners LP	4.500%	3/15/45	2,348	1,974
	Suncor Energy Inc.	5.950%	12/1/34	702	704

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Suncor Energy Inc.	6.800%	5/15/38	2,140	2,294
	Suncor Energy Inc.	6.500%	6/15/38	3,934	4,096
	Suncor Energy Inc.	6.850%	6/1/39	1,303	1,400
	Suncor Energy Inc.	4.000%	11/15/47	2,080	1,634
	Suncor Energy Inc.	3.750%	3/4/51	1,010	754
	Targa Resources Corp.	4.200%	2/1/33	2,138	1,874
	Targa Resources Corp.	4.950%	4/15/52	3,115	2,532
	TotalEnergies Capital International SA	2.986%	6/29/41	1,914	1,461
	TotalEnergies Capital International SA	3.461%	7/12/49	2,015	1,559
	TotalEnergies Capital International SA	3.127%	5/29/50	8,001	5,794
	TransCanada PipeLines Ltd.	4.625%	3/1/34	2,230	2,067
	TransCanada PipeLines Ltd.	5.600%	3/31/34	361	356
	TransCanada PipeLines Ltd.	5.850%	3/15/36	2,356	2,364
	TransCanada PipeLines Ltd.	6.200%	10/15/37	2,640	2,739
	TransCanada PipeLines Ltd.	4.750%	5/15/38	1,343	1,216
	TransCanada PipeLines Ltd.	7.250%	8/15/38	2,441	2,763
	TransCanada PipeLines Ltd.	7.625%	1/15/39	2,389	2,801
	TransCanada PipeLines Ltd.	6.100%	6/1/40	1,411	1,454
	TransCanada PipeLines Ltd.	5.000%	10/16/43	2,436	2,207
	TransCanada PipeLines Ltd.	4.875%	5/15/48	4,330	3,910
	TransCanada PipeLines Ltd.	5.100%	3/15/49	859	804
	Transcontinental Gas Pipe Line Co. LLC	5.400%	8/15/41	920	893
	Transcontinental Gas Pipe Line Co. LLC	4.450%	8/1/42	220	191
	Transcontinental Gas Pipe Line Co. LLC	4.600%	3/15/48	2,573	2,205
	Transcontinental Gas Pipe Line Co. LLC	3.950%	5/15/50	3,449	2,708
	Valero Energy Corp.	6.625%	6/15/37	2,952	3,180
	Valero Energy Corp.	3.650%	12/1/51	3,260	2,384
	Valero Energy Corp.	4.000%	6/1/52	3,510	2,731
	Williams Cos. Inc.	6.300%	4/15/40	2,268	2,361
	Williams Cos. Inc.	5.800%	11/15/43	1,928	1,894
	Williams Cos. Inc.	5.400%	3/4/44	471	435
	Williams Cos. Inc.	5.750%	6/24/44	769	750
	Williams Cos. Inc.	4.900%	1/15/45	741	644
	Williams Cos. Inc.	5.100%	9/15/45	2,297	2,067
	Williams Cos. Inc.	4.850%	3/1/48	2,090	1,827
	Williams Cos. Inc.	3.500%	10/15/51	1,804	1,269
	Williams Cos. Inc.	5.300%	8/15/52	1,555	1,428
					454,433
Financials (14.5%)
	AerCap Ireland Capital DAC	3.400%	10/29/33	5,388	4,143
	AerCap Ireland Capital DAC	3.850%	10/29/41	2,962	2,153
	Aflac Inc.	4.000%	10/15/46	1,213	958
	Aflac Inc.	4.750%	1/15/49	1,924	1,703
	Alleghany Corp.	4.900%	9/15/44	1,162	1,049
	Alleghany Corp.	3.250%	8/15/51	235	169
	Allstate Corp.	5.350%	6/1/33	744	754
	Allstate Corp.	5.550%	5/9/35	761	786
	Allstate Corp.	4.500%	6/15/43	1,891	1,703
	Allstate Corp.	4.200%	12/15/46	2,300	1,954
	Allstate Corp.	3.850%	8/10/49	1,243	982
[1]	Allstate Corp.	6.500%	5/15/57	1,026	985
	American Express Co.	4.050%	12/3/42	1,747	1,523
	American Financial Group Inc.	4.500%	6/15/47	948	773
	American International Group Inc.	3.875%	1/15/35	714	638
	American International Group Inc.	4.700%	7/10/35	936	857
	American International Group Inc.	6.250%	5/1/36	1,489	1,601
	American International Group Inc.	4.500%	7/16/44	2,596	2,280
	American International Group Inc.	4.800%	7/10/45	993	899

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	American International Group Inc.	4.750%	4/1/48	1,255	1,138
	American International Group Inc.	4.375%	6/30/50	2,945	2,549
	Aon Corp.	6.250%	9/30/40	1,602	1,667
	Aon Corp.	2.900%	8/23/51	983	644
	Aon Corp.	3.900%	2/28/52	2,060	1,617
	Aon Global Ltd.	4.600%	6/14/44	428	367
	Aon Global Ltd.	4.750%	5/15/45	2,080	1,823
	Arch Capital Finance LLC	5.031%	12/15/46	1,322	1,148
	Arch Capital Group Ltd.	7.350%	5/1/34	667	748
	Arch Capital Group Ltd.	3.635%	6/30/50	2,758	1,944
	Arch Capital Group US Inc.	5.144%	11/1/43	840	757
	Arthur J Gallagher & Co.	3.500%	5/20/51	2,560	1,835
	Arthur J Gallagher & Co.	3.050%	3/9/52	465	300
	Assured Guaranty US Holdings Inc.	3.600%	9/15/51	1,079	710
	Athene Holding Ltd.	3.950%	5/25/51	1,317	914
	Athene Holding Ltd.	3.450%	5/15/52	1,754	1,096
	Bank of America Corp.	6.110%	1/29/37	1,797	1,868
[1]	Bank of America Corp.	4.244%	4/24/38	3,786	3,303
	Bank of America Corp.	7.750%	5/14/38	4,698	5,661
[1]	Bank of America Corp.	4.078%	4/23/40	5,830	4,960
[1]	Bank of America Corp.	2.676%	6/19/41	10,397	7,245
[1]	Bank of America Corp.	5.875%	2/7/42	2,095	2,184
	Bank of America Corp.	3.311%	4/22/42	7,535	5,706
[1]	Bank of America Corp.	5.000%	1/21/44	5,567	5,245
[1]	Bank of America Corp.	4.875%	4/1/44	1,165	1,060
[1]	Bank of America Corp.	4.750%	4/21/45	1,216	1,054
[1]	Bank of America Corp.	4.443%	1/20/48	10,350	8,975
[1]	Bank of America Corp.	3.946%	1/23/49	3,925	3,168
[1]	Bank of America Corp.	4.330%	3/15/50	8,995	7,654
[1]	Bank of America Corp.	4.083%	3/20/51	15,982	13,112
[1]	Bank of America Corp.	2.831%	10/24/51	713	456
[1]	Bank of America Corp.	3.483%	3/13/52	2,905	2,139
	Bank of America Corp.	2.972%	7/21/52	3,638	2,396
[1]	Bank of America NA	6.000%	10/15/36	3,432	3,587
	Barclays plc	7.437%	11/2/33	4,280	4,534
	Barclays plc	3.811%	3/10/42	2,580	1,696
	Barclays plc	3.330%	11/24/42	1,900	1,315
	Barclays plc	5.250%	8/17/45	3,001	2,684
	Barclays plc	4.950%	1/10/47	5,497	4,703
	Berkshire Hathaway Finance Corp.	5.750%	1/15/40	379	419
	Berkshire Hathaway Finance Corp.	4.400%	5/15/42	2,444	2,273
	Berkshire Hathaway Finance Corp.	4.300%	5/15/43	2,244	2,057
	Berkshire Hathaway Finance Corp.	4.200%	8/15/48	7,046	6,331
	Berkshire Hathaway Finance Corp.	4.250%	1/15/49	4,072	3,651
	Berkshire Hathaway Finance Corp.	2.850%	10/15/50	4,097	2,801
	Berkshire Hathaway Finance Corp.	2.500%	1/15/51	470	302
	Berkshire Hathaway Finance Corp.	3.850%	3/15/52	9,610	7,853
	Berkshire Hathaway Inc.	4.500%	2/11/43	1,840	1,750
	Brighthouse Financial Inc.	4.700%	6/22/47	811	608
	Brighthouse Financial Inc.	3.850%	12/22/51	365	231
	Brookfield Finance Inc.	4.700%	9/20/47	2,234	1,822
	Brookfield Finance Inc.	3.500%	3/30/51	1,403	927
	Brookfield Finance Inc.	3.625%	2/15/52	1,631	1,094
	Brookfield Finance LLC	3.450%	4/15/50	1,647	1,076
	Brown & Brown Inc.	4.950%	3/17/52	1,165	965
	Chubb Corp.	6.000%	5/11/37	2,541	2,727
[1]	Chubb Corp.	6.500%	5/15/38	2,292	2,562
	Chubb INA Holdings Inc.	6.700%	5/15/36	1,968	2,217

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Chubb INA Holdings Inc.	4.150%	3/13/43	1,394	1,189
	Chubb INA Holdings Inc.	4.350%	11/3/45	1,344	1,193
	Chubb INA Holdings Inc.	2.850%	12/15/51	1,115	757
	Chubb INA Holdings Inc.	3.050%	12/15/61	2,028	1,352
	CI Financial Corp.	4.100%	6/15/51	2,435	1,484
	Cincinnati Financial Corp.	6.125%	11/1/34	1,189	1,250
	Citigroup Inc.	5.875%	2/22/33	1,797	1,813
	Citigroup Inc.	6.000%	10/31/33	2,077	2,147
	Citigroup Inc.	6.125%	8/25/36	1,633	1,670
[1]	Citigroup Inc.	3.878%	1/24/39	2,728	2,296
	Citigroup Inc.	8.125%	7/15/39	5,206	6,519
[1]	Citigroup Inc.	5.316%	3/26/41	2,132	2,076
	Citigroup Inc.	5.875%	1/30/42	4,641	4,758
	Citigroup Inc.	2.904%	11/3/42	672	472
	Citigroup Inc.	6.675%	9/13/43	2,204	2,412
	Citigroup Inc.	5.300%	5/6/44	3,090	2,841
	Citigroup Inc.	4.650%	7/30/45	3,058	2,719
	Citigroup Inc.	4.750%	5/18/46	3,920	3,377
[1]	Citigroup Inc.	4.281%	4/24/48	1,403	1,185
	Citigroup Inc.	4.650%	7/23/48	5,575	5,024
	CME Group Inc.	5.300%	9/15/43	878	913
	CME Group Inc.	4.150%	6/15/48	1,567	1,415
[1]	Cooperatieve Rabobank UA	5.250%	5/24/41	6,029	6,188
	Cooperatieve Rabobank UA	5.750%	12/1/43	2,245	2,152
	Cooperatieve Rabobank UA	5.250%	8/4/45	2,534	2,295
[2]	Corebridge Financial Inc.	4.350%	4/5/42	2,249	1,846
[2]	Corebridge Financial Inc.	4.400%	4/5/52	4,530	3,652
	Credit Suisse Group AG	4.875%	5/15/45	4,728	3,349
	Equitable Holdings Inc.	5.000%	4/20/48	4,377	3,835
	Everest Reinsurance Holdings Inc.	4.868%	6/1/44	1,357	1,180
	Everest Reinsurance Holdings Inc.	3.500%	10/15/50	1,420	989
	Everest Reinsurance Holdings Inc.	3.125%	10/15/52	3,375	2,160
	Fidelity National Financial Inc.	3.200%	9/17/51	1,213	709
	Fifth Third Bancorp	8.250%	3/1/38	3,549	4,348
[1]	First Republic Bank	4.375%	8/1/46	1,381	1,071
	Franklin Resources Inc.	2.950%	8/12/51	454	289
	GATX Corp.	5.200%	3/15/44	1,209	1,060
	GATX Corp.	3.100%	6/1/51	1,308	806
	GE Capital International Funding Co. Unlimited Co.	4.418%	11/15/35	19,903	18,773
	Global Payments Inc.	4.150%	8/15/49	3,345	2,404
	Global Payments Inc.	5.950%	8/15/52	1,330	1,217
	Goldman Sachs Capital I	6.345%	2/15/34	1,163	1,175
	Goldman Sachs Group Inc.	6.125%	2/15/33	4,653	4,897
	Goldman Sachs Group Inc.	6.450%	5/1/36	3,595	3,822
	Goldman Sachs Group Inc.	6.750%	10/1/37	14,735	15,961
[1]	Goldman Sachs Group Inc.	4.017%	10/31/38	3,063	2,586
[1]	Goldman Sachs Group Inc.	4.411%	4/23/39	4,413	3,895
	Goldman Sachs Group Inc.	6.250%	2/1/41	8,929	9,612
	Goldman Sachs Group Inc.	3.210%	4/22/42	1,990	1,475
	Goldman Sachs Group Inc.	2.908%	7/21/42	1,500	1,062
	Goldman Sachs Group Inc.	3.436%	2/24/43	6,098	4,646
[1]	Goldman Sachs Group Inc.	4.800%	7/8/44	7,133	6,585
	Goldman Sachs Group Inc.	5.150%	5/22/45	3,526	3,345
	Goldman Sachs Group Inc.	4.750%	10/21/45	3,296	3,030
	Hartford Financial Services Group Inc.	5.950%	10/15/36	896	905
	Hartford Financial Services Group Inc.	6.100%	10/1/41	1,436	1,460
	Hartford Financial Services Group Inc.	4.300%	4/15/43	1,361	1,110
	Hartford Financial Services Group Inc.	4.400%	3/15/48	1,070	901

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Hartford Financial Services Group Inc.	3.600%	8/19/49	1,508	1,115
	Hartford Financial Services Group Inc.	2.900%	9/15/51	735	477
[1]	HSBC Bank USA NA	5.875%	11/1/34	515	489
[1]	HSBC Bank USA NA	5.625%	8/15/35	715	677
[1]	HSBC Bank USA NA	7.000%	1/15/39	2,276	2,519
	HSBC Holdings plc	8.113%	11/3/33	7,173	7,554
[1]	HSBC Holdings plc	6.500%	5/2/36	5,099	4,885
	HSBC Holdings plc	6.500%	9/15/37	440	425
[1]	HSBC Holdings plc	6.500%	9/15/37	3,630	3,434
[1]	HSBC Holdings plc	6.800%	6/1/38	2,911	2,883
	HSBC Holdings plc	6.100%	1/14/42	2,970	3,064
	HSBC Holdings plc	5.250%	3/14/44	3,853	3,376
	Intercontinental Exchange Inc.	4.600%	3/15/33	6,251	6,072
	Intercontinental Exchange Inc.	2.650%	9/15/40	4,070	2,908
	Intercontinental Exchange Inc.	4.250%	9/21/48	4,130	3,557
	Intercontinental Exchange Inc.	3.000%	6/15/50	2,841	1,985
	Intercontinental Exchange Inc.	4.950%	6/15/52	4,676	4,510
	Intercontinental Exchange Inc.	3.000%	9/15/60	1,000	659
	Intercontinental Exchange Inc.	5.200%	6/15/62	3,425	3,337
	Invesco Finance plc	5.375%	11/30/43	343	327
	Jackson Financial Inc.	4.000%	11/23/51	1,385	901
	Jefferies Financial Group Inc.	6.250%	1/15/36	1,149	1,160
	Jefferies Financial Group Inc.	6.500%	1/20/43	1,044	1,034
	JPMorgan Chase & Co.	6.400%	5/15/38	6,492	7,166
[1]	JPMorgan Chase & Co.	3.882%	7/24/38	1,835	1,547
	JPMorgan Chase & Co.	5.500%	10/15/40	3,010	3,080
[1]	JPMorgan Chase & Co.	3.109%	4/22/41	6,268	4,690
	JPMorgan Chase & Co.	5.600%	7/15/41	6,617	6,797
	JPMorgan Chase & Co.	2.525%	11/19/41	1,708	1,164
	JPMorgan Chase & Co.	5.400%	1/6/42	5,287	5,346
	JPMorgan Chase & Co.	3.157%	4/22/42	2,058	1,529
	JPMorgan Chase & Co.	5.625%	8/16/43	4,954	5,058
	JPMorgan Chase & Co.	4.850%	2/1/44	5,181	4,876
	JPMorgan Chase & Co.	4.950%	6/1/45	3,351	3,104
[1]	JPMorgan Chase & Co.	4.260%	2/22/48	6,218	5,300
[1]	JPMorgan Chase & Co.	4.032%	7/24/48	3,240	2,659
[1]	JPMorgan Chase & Co.	3.964%	11/15/48	6,192	5,011
[1]	JPMorgan Chase & Co.	3.897%	1/23/49	4,488	3,575
[1]	JPMorgan Chase & Co.	3.109%	4/22/51	4,885	3,382
	JPMorgan Chase & Co.	3.328%	4/22/52	9,440	6,798
	Legg Mason Inc.	5.625%	1/15/44	768	766
	Lincoln National Corp.	6.300%	10/9/37	1,029	1,024
	Lincoln National Corp.	7.000%	6/15/40	2,048	2,149
	Lincoln National Corp.	4.350%	3/1/48	596	456
	Lloyds Banking Group plc	5.300%	12/1/45	1,456	1,241
	Lloyds Banking Group plc	3.369%	12/14/46	1,835	1,197
	Lloyds Banking Group plc	4.344%	1/9/48	5,337	3,912
	Loews Corp.	4.125%	5/15/43	2,081	1,688
	Manulife Financial Corp.	5.375%	3/4/46	815	788
	Markel Corp.	5.000%	4/5/46	1,340	1,178
	Markel Corp.	4.300%	11/1/47	1,323	1,033
	Markel Corp.	5.000%	5/20/49	1,868	1,643
	Markel Corp.	4.150%	9/17/50	816	623
	Markel Corp.	3.450%	5/7/52	1,310	895
	Marsh & McLennan Cos. Inc.	5.750%	11/1/32	1,293	1,374
	Marsh & McLennan Cos. Inc.	5.875%	8/1/33	1,563	1,643
	Marsh & McLennan Cos. Inc.	4.750%	3/15/39	1,980	1,830
	Marsh & McLennan Cos. Inc.	4.350%	1/30/47	2,643	2,253

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Marsh & McLennan Cos. Inc.	4.200%	3/1/48	355	297
	Marsh & McLennan Cos. Inc.	4.900%	3/15/49	2,604	2,436
	Marsh & McLennan Cos. Inc.	2.900%	12/15/51	650	427
	Marsh & McLennan Cos. Inc.	6.250%	11/1/52	1,300	1,452
	Mastercard Inc.	3.950%	2/26/48	1,870	1,650
	Mastercard Inc.	3.650%	6/1/49	1,705	1,437
	Mastercard Inc.	3.850%	3/26/50	5,386	4,696
	Mastercard Inc.	2.950%	3/15/51	1,795	1,335
	MetLife Inc.	6.500%	12/15/32	1,389	1,543
	MetLife Inc.	6.375%	6/15/34	1,261	1,403
	MetLife Inc.	5.700%	6/15/35	3,116	3,284
[1]	MetLife Inc.	6.400%	12/15/36	1,407	1,330
[1]	MetLife Inc.	10.750%	8/1/39	534	705
	MetLife Inc.	5.875%	2/6/41	4,011	4,158
	MetLife Inc.	4.125%	8/13/42	1,088	939
	MetLife Inc.	4.875%	11/13/43	2,537	2,393
	MetLife Inc.	4.721%	12/15/44	2,762	2,508
	MetLife Inc.	4.050%	3/1/45	2,836	2,400
	MetLife Inc.	4.600%	5/13/46	290	269
	MetLife Inc.	5.000%	7/15/52	4,655	4,502
	Mitsubishi UFJ Financial Group Inc.	4.286%	7/26/38	1,923	1,694
	Mitsubishi UFJ Financial Group Inc.	4.153%	3/7/39	2,129	1,837
	Mitsubishi UFJ Financial Group Inc.	3.751%	7/18/39	3,040	2,491
[1]	Morgan Stanley	3.971%	7/22/38	6,817	5,814
[1]	Morgan Stanley	4.457%	4/22/39	3,628	3,241
	Morgan Stanley	3.217%	4/22/42	7,893	5,951
	Morgan Stanley	6.375%	7/24/42	3,216	3,550
	Morgan Stanley	4.300%	1/27/45	6,417	5,556
	Morgan Stanley	4.375%	1/22/47	6,981	6,080
[1]	Morgan Stanley	5.597%	3/24/51	4,088	4,269
[1]	Morgan Stanley	2.802%	1/25/52	2,224	1,434
	Nasdaq Inc.	2.500%	12/21/40	706	470
	Nasdaq Inc.	3.250%	4/28/50	1,875	1,296
	Nasdaq Inc.	3.950%	3/7/52	2,005	1,579
[1]	Nationwide Financial Services Inc.	6.750%	5/15/37	836	797
	Northern Trust Corp.	6.125%	11/2/32	2,587	2,728
	Old Republic International Corp.	3.850%	6/11/51	1,880	1,321
	PayPal Holdings Inc.	3.250%	6/1/50	2,605	1,846
	PayPal Holdings Inc.	5.050%	6/1/52	2,900	2,709
	PayPal Holdings Inc.	5.250%	6/1/62	2,395	2,229
	Principal Financial Group Inc.	6.050%	10/15/36	290	303
	Principal Financial Group Inc.	4.625%	9/15/42	287	247
	Principal Financial Group Inc.	4.350%	5/15/43	1,196	990
	Principal Financial Group Inc.	4.300%	11/15/46	2,195	1,816
	Progressive Corp.	6.625%	3/1/29	1	1
	Progressive Corp.	6.250%	12/1/32	970	1,069
	Progressive Corp.	4.350%	4/25/44	1,490	1,294
	Progressive Corp.	3.700%	1/26/45	1,560	1,224
	Progressive Corp.	4.125%	4/15/47	1,964	1,669
	Progressive Corp.	4.200%	3/15/48	2,450	2,066
	Progressive Corp.	3.950%	3/26/50	402	327
[1]	Prudential Financial Inc.	5.700%	12/14/36	1,390	1,433
[1]	Prudential Financial Inc.	6.625%	12/1/37	716	783
[1]	Prudential Financial Inc.	3.000%	3/10/40	645	483
[1]	Prudential Financial Inc.	6.625%	6/21/40	1,060	1,164
[1]	Prudential Financial Inc.	6.200%	11/15/40	545	564
[1]	Prudential Financial Inc.	5.100%	8/15/43	516	454
[1]	Prudential Financial Inc.	4.600%	5/15/44	2,238	2,048

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Prudential Financial Inc.	3.905%	12/7/47	2,520	2,038
[1]	Prudential Financial Inc.	4.418%	3/27/48	1,572	1,353
	Prudential Financial Inc.	3.935%	12/7/49	4,231	3,358
[1]	Prudential Financial Inc.	4.350%	2/25/50	1,460	1,261
[1]	Prudential Financial Inc.	3.700%	3/13/51	1,270	987
	Raymond James Financial Inc.	3.750%	4/1/51	3,717	2,761
[1]	Regions Bank	6.450%	6/26/37	1,125	1,168
	Regions Financial Corp.	7.375%	12/10/37	530	606
	Selective Insurance Group Inc.	5.375%	3/1/49	715	626
	Sumitomo Mitsui Financial Group Inc.	2.296%	1/12/41	865	552
	Sumitomo Mitsui Financial Group Inc.	2.930%	9/17/41	1,535	1,039
	Transatlantic Holdings Inc.	8.000%	11/30/39	583	719
	Travelers Cos. Inc.	6.750%	6/20/36	1,691	1,935
[1]	Travelers Cos. Inc.	6.250%	6/15/37	1,125	1,242
	Travelers Cos. Inc.	5.350%	11/1/40	895	905
	Travelers Cos. Inc.	4.300%	8/25/45	2,813	2,392
	Travelers Cos. Inc.	3.750%	5/15/46	465	369
	Travelers Cos. Inc.	4.000%	5/30/47	954	789
	Travelers Cos. Inc.	4.050%	3/7/48	1,946	1,613
	Travelers Cos. Inc.	4.100%	3/4/49	2,231	1,843
	Travelers Cos. Inc.	2.550%	4/27/50	1,270	801
	Travelers Cos. Inc.	3.050%	6/8/51	1,985	1,387
	Travelers Property Casualty Corp.	6.375%	3/15/33	463	515
	Unum Group	5.750%	8/15/42	1,034	935
	Unum Group	4.500%	12/15/49	1,718	1,260
	Unum Group	4.125%	6/15/51	1,216	849
	Visa Inc.	4.150%	12/14/35	5,942	5,725
	Visa Inc.	2.700%	4/15/40	2,355	1,871
	Visa Inc.	4.300%	12/14/45	5,619	5,260
	Visa Inc.	3.650%	9/15/47	2,935	2,495
	Visa Inc.	2.000%	8/15/50	4,410	2,759
	Voya Financial Inc.	5.700%	7/15/43	1,837	1,718
	Voya Financial Inc.	4.800%	6/15/46	392	320
	W R Berkley Corp.	4.750%	8/1/44	1,069	941
	W R Berkley Corp.	4.000%	5/12/50	1,250	984
	W R Berkley Corp.	3.150%	9/30/61	1,030	630
	Wachovia Corp.	7.500%	4/15/35	305	347
	Wachovia Corp.	5.500%	8/1/35	1,506	1,489
[1]	Wells Fargo & Co.	3.068%	4/30/41	12,488	9,260
	Wells Fargo & Co.	5.375%	11/2/43	8,172	7,782
	Wells Fargo & Co.	5.606%	1/15/44	7,875	7,704
[1]	Wells Fargo & Co.	4.650%	11/4/44	8,205	7,143
	Wells Fargo & Co.	3.900%	5/1/45	6,375	5,133
[1]	Wells Fargo & Co.	4.900%	11/17/45	5,024	4,433
[1]	Wells Fargo & Co.	4.400%	6/14/46	2,357	1,930
[1]	Wells Fargo & Co.	4.750%	12/7/46	2,918	2,505
[1]	Wells Fargo & Co.	5.013%	4/4/51	10,872	10,213
[1]	Wells Fargo & Co.	4.611%	4/25/53	9,925	8,815
	Wells Fargo Bank NA	5.950%	8/26/36	471	479
[1]	Wells Fargo Bank NA	5.850%	2/1/37	718	735
[1]	Wells Fargo Bank NA	6.600%	1/15/38	3,258	3,593
	Western Union Co.	6.200%	11/17/36	1,487	1,493
	Westpac Banking Corp.	4.421%	7/24/39	3,083	2,510
	Westpac Banking Corp.	2.963%	11/16/40	538	353
	Westpac Banking Corp.	3.133%	11/18/41	3,395	2,240
	Willis North America Inc.	5.050%	9/15/48	1,629	1,385
	Willis North America Inc.	3.875%	9/15/49	2,204	1,592
	XLIT Ltd.	5.250%	12/15/43	997	994

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	XLIT Ltd.	5.500%	3/31/45	880	836
					762,274
Health Care (14.7%)
	Abbott Laboratories	4.750%	11/30/36	3,395	3,425
	Abbott Laboratories	6.150%	11/30/37	1,598	1,820
	Abbott Laboratories	6.000%	4/1/39	1,443	1,602
	Abbott Laboratories	5.300%	5/27/40	1,828	1,900
	Abbott Laboratories	4.750%	4/15/43	2,304	2,258
	Abbott Laboratories	4.900%	11/30/46	7,783	7,818
	AbbVie Inc.	4.550%	3/15/35	3,576	3,402
	AbbVie Inc.	4.500%	5/14/35	6,162	5,839
	AbbVie Inc.	4.300%	5/14/36	6,086	5,640
	AbbVie Inc.	4.050%	11/21/39	8,866	7,746
	AbbVie Inc.	4.625%	10/1/42	1,417	1,288
	AbbVie Inc.	4.400%	11/6/42	4,438	3,972
	AbbVie Inc.	4.850%	6/15/44	4,046	3,791
	AbbVie Inc.	4.750%	3/15/45	527	490
	AbbVie Inc.	4.700%	5/14/45	4,495	4,133
	AbbVie Inc.	4.450%	5/14/46	6,751	5,950
	AbbVie Inc.	4.875%	11/14/48	5,821	5,462
	AbbVie Inc.	4.250%	11/21/49	15,197	13,055
[1]	AdventHealth Obligated Group	2.795%	11/15/51	1,015	653
	Adventist Health System	3.630%	3/1/49	860	620
	Advocate Health & Hospitals Corp.	4.272%	8/15/48	544	471
	Advocate Health & Hospitals Corp.	3.387%	10/15/49	740	541
[1]	Advocate Health & Hospitals Corp.	3.008%	6/15/50	2,318	1,570
	Aetna Inc.	6.625%	6/15/36	2,384	2,555
	Aetna Inc.	6.750%	12/15/37	642	698
	Aetna Inc.	4.500%	5/15/42	1,660	1,448
	Aetna Inc.	4.125%	11/15/42	1,052	869
	Aetna Inc.	4.750%	3/15/44	3,073	2,731
	Aetna Inc.	3.875%	8/15/47	391	306
	AHS Hospital Corp.	5.024%	7/1/45	1,373	1,335
[1]	AHS Hospital Corp.	2.780%	7/1/51	605	381
[1]	Allina Health System	3.887%	4/15/49	767	619
[1]	Allina Health System	2.902%	11/15/51	980	638
	AmerisourceBergen Corp.	4.250%	3/1/45	1,373	1,145
	AmerisourceBergen Corp.	4.300%	12/15/47	3,061	2,592
	Amgen Inc.	4.200%	3/1/33	2,340	2,206
	Amgen Inc.	6.375%	6/1/37	235	258
	Amgen Inc.	6.400%	2/1/39	454	493
	Amgen Inc.	3.150%	2/21/40	3,410	2,610
	Amgen Inc.	5.750%	3/15/40	1,044	1,051
	Amgen Inc.	2.800%	8/15/41	2,848	2,044
	Amgen Inc.	4.950%	10/1/41	3,081	2,922
	Amgen Inc.	5.150%	11/15/41	1,115	1,068
	Amgen Inc.	5.650%	6/15/42	1,220	1,218
	Amgen Inc.	4.400%	5/1/45	5,725	4,942
	Amgen Inc.	4.563%	6/15/48	3,861	3,424
	Amgen Inc.	3.375%	2/21/50	6,903	5,028
	Amgen Inc.	4.663%	6/15/51	9,357	8,412
	Amgen Inc.	3.000%	1/15/52	3,039	2,022
	Amgen Inc.	4.200%	2/22/52	4,174	3,445
	Amgen Inc.	4.875%	3/1/53	3,894	3,557
	Amgen Inc.	2.770%	9/1/53	2,156	1,337
	Amgen Inc.	4.400%	2/22/62	1,675	1,376
[1]	Ascension Health	3.106%	11/15/39	1,994	1,539
	Ascension Health	3.945%	11/15/46	2,257	1,898

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Ascension Health	4.847%	11/15/53	655	628
	AstraZeneca plc	6.450%	9/15/37	6,580	7,502
	AstraZeneca plc	4.000%	9/18/42	2,379	2,108
	AstraZeneca plc	4.375%	11/16/45	2,637	2,431
	AstraZeneca plc	4.375%	8/17/48	2,484	2,287
	AstraZeneca plc	2.125%	8/6/50	2,130	1,295
	AstraZeneca plc	3.000%	5/28/51	2,245	1,628
	Banner Health	2.907%	1/1/42	735	538
[1]	Banner Health	3.181%	1/1/50	440	310
	Banner Health	2.913%	1/1/51	1,523	1,003
[1]	Baptist Health South Florida Obligated Group	3.115%	11/15/71	655	390
[1]	Baptist Healthcare System Obligated Group	3.540%	8/15/50	456	331
	Baxalta Inc.	5.250%	6/23/45	2,085	1,996
	Baxter International Inc.	3.500%	8/15/46	1,379	1,017
	Baxter International Inc.	3.132%	12/1/51	4,345	2,922
[1]	BayCare Health System Inc.	3.831%	11/15/50	1,363	1,104
	Baylor Scott & White Holdings	4.185%	11/15/45	1,716	1,474
	Baylor Scott & White Holdings	3.967%	11/15/46	958	791
[1]	Baylor Scott & White Holdings	2.839%	11/15/50	1,807	1,195
	Becton Dickinson & Co.	4.685%	12/15/44	1,974	1,808
	Becton Dickinson & Co.	4.669%	6/6/47	3,870	3,518
	Becton Dickinson & Co.	3.794%	5/20/50	2,314	1,821
[1]	Beth Israel Lahey Health Inc.	3.080%	7/1/51	1,320	844
[1]	BHSH System Obligated Group	3.487%	7/15/49	1,135	851
	Biogen Inc.	3.150%	5/1/50	4,629	3,178
	Biogen Inc.	3.250%	2/15/51	2,300	1,598
[1]	Bon Secours Mercy Health Inc.	3.205%	6/1/50	860	584
	Boston Scientific Corp.	4.550%	3/1/39	1,335	1,214
	Boston Scientific Corp.	7.375%	1/15/40	1,205	1,399
	Boston Scientific Corp.	4.700%	3/1/49	1,720	1,584
	Bristol-Myers Squibb Co.	4.125%	6/15/39	5,281	4,809
	Bristol-Myers Squibb Co.	2.350%	11/13/40	2,147	1,515
	Bristol-Myers Squibb Co.	3.550%	3/15/42	2,718	2,266
	Bristol-Myers Squibb Co.	3.250%	8/1/42	2,100	1,654
	Bristol-Myers Squibb Co.	4.500%	3/1/44	500	459
	Bristol-Myers Squibb Co.	4.625%	5/15/44	2,690	2,546
	Bristol-Myers Squibb Co.	4.350%	11/15/47	4,014	3,639
	Bristol-Myers Squibb Co.	4.550%	2/20/48	5,169	4,789
	Bristol-Myers Squibb Co.	4.250%	10/26/49	8,477	7,546
	Bristol-Myers Squibb Co.	2.550%	11/13/50	2,100	1,381
	Bristol-Myers Squibb Co.	3.700%	3/15/52	5,869	4,775
	Bristol-Myers Squibb Co.	3.900%	3/15/62	2,990	2,421
	Cardinal Health Inc.	4.600%	3/15/43	520	437
	Cardinal Health Inc.	4.500%	11/15/44	744	606
	Cardinal Health Inc.	4.900%	9/15/45	2,000	1,734
	Cardinal Health Inc.	4.368%	6/15/47	1,596	1,278
[1]	Catholic Health Services of Long Island Obligated Group	3.368%	7/1/50	1,090	717
	Children's Health System of Texas	2.511%	8/15/50	1,305	791
[1]	Children's Hospital	2.928%	7/15/50	840	537
[1]	Children's Hospital Corp.	4.115%	1/1/47	439	376
[1]	Children's Hospital Corp.	2.585%	2/1/50	701	435
	Children's Hospital Medical Center	4.268%	5/15/44	341	296
[1]	Children's Hospital of Philadelphia	2.704%	7/1/50	1,267	814
	Cigna Corp.	4.800%	8/15/38	6,249	5,915
	Cigna Corp.	3.200%	3/15/40	1,358	1,055
[1]	Cigna Corp.	6.125%	11/15/41	1,103	1,175
[1]	Cigna Corp.	4.800%	7/15/46	4,110	3,750

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Cigna Corp.	3.875%	10/15/47	2,703	2,136
	Cigna Corp.	4.900%	12/15/48	7,508	6,933
	Cigna Corp.	3.400%	3/15/50	3,596	2,615
	Cigna Corp.	3.400%	3/15/51	2,620	1,911
[1]	City of Hope	5.623%	11/15/43	767	760
[1]	City of Hope	4.378%	8/15/48	1,060	888
[1]	CommonSpirit Health	4.350%	11/1/42	2,542	2,126
	CommonSpirit Health	3.817%	10/1/49	2,775	2,056
	CommonSpirit Health	4.187%	10/1/49	974	750
	CommonSpirit Health	3.910%	10/1/50	962	704
[1]	Community Health Network Inc.	3.099%	5/1/50	1,327	845
[1]	Cottage Health Obligated Group	3.304%	11/1/49	1,344	965
	CVS Health Corp.	4.875%	7/20/35	2,237	2,146
	CVS Health Corp.	4.780%	3/25/38	11,253	10,416
	CVS Health Corp.	6.125%	9/15/39	1,383	1,451
	CVS Health Corp.	4.125%	4/1/40	4,387	3,698
	CVS Health Corp.	2.700%	8/21/40	3,230	2,269
	CVS Health Corp.	5.300%	12/5/43	2,272	2,166
	CVS Health Corp.	5.125%	7/20/45	9,030	8,440
	CVS Health Corp.	5.050%	3/25/48	20,467	18,955
	CVS Health Corp.	4.250%	4/1/50	1,245	1,027
	Danaher Corp.	4.375%	9/15/45	1,305	1,175
	Danaher Corp.	2.600%	10/1/50	3,165	2,099
	Danaher Corp.	2.800%	12/10/51	2,210	1,521
[1]	Dartmouth-Hitchcock Health	4.178%	8/1/48	1,093	885
	DH Europe Finance II Sarl	3.250%	11/15/39	1,797	1,456
	DH Europe Finance II Sarl	3.400%	11/15/49	2,575	1,985
	Dignity Health	4.500%	11/1/42	1,210	1,013
	Dignity Health	5.267%	11/1/64	784	673
[1]	Duke University Health System Inc.	3.920%	6/1/47	1,542	1,277
	Elevance Health Inc.	5.950%	12/15/34	1,505	1,576
	Elevance Health Inc.	5.850%	1/15/36	1,845	1,894
	Elevance Health Inc.	4.625%	5/15/42	2,417	2,227
	Elevance Health Inc.	4.650%	1/15/43	1,230	1,137
	Elevance Health Inc.	5.100%	1/15/44	3,198	3,064
	Elevance Health Inc.	4.650%	8/15/44	3,051	2,772
	Elevance Health Inc.	4.375%	12/1/47	1,255	1,094
	Elevance Health Inc.	4.550%	3/1/48	2,340	2,073
	Elevance Health Inc.	3.700%	9/15/49	3,527	2,698
	Elevance Health Inc.	3.125%	5/15/50	2,561	1,808
	Elevance Health Inc.	3.600%	3/15/51	4,075	3,104
	Elevance Health Inc.	4.550%	5/15/52	3,089	2,786
	Eli Lilly & Co.	3.700%	3/1/45	365	316
	Eli Lilly & Co.	3.950%	5/15/47	400	360
	Eli Lilly & Co.	3.950%	3/15/49	728	658
	Eli Lilly & Co.	2.250%	5/15/50	5,135	3,354
	Eli Lilly & Co.	4.150%	3/15/59	1,400	1,252
	Eli Lilly & Co.	2.500%	9/15/60	2,710	1,729
[1]	Franciscan Missionaries of Our Lady Health System Inc.	3.914%	7/1/49	960	749
[2]	GE Healthcare Holding LLC	6.377%	11/22/52	2,500	2,780
	Gilead Sciences Inc.	4.600%	9/1/35	2,980	2,896
	Gilead Sciences Inc.	4.000%	9/1/36	427	383
	Gilead Sciences Inc.	2.600%	10/1/40	2,147	1,538
	Gilead Sciences Inc.	5.650%	12/1/41	4,388	4,550
	Gilead Sciences Inc.	4.800%	4/1/44	6,240	5,881
	Gilead Sciences Inc.	4.500%	2/1/45	3,806	3,444
	Gilead Sciences Inc.	4.750%	3/1/46	5,103	4,698

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Gilead Sciences Inc.	4.150%	3/1/47	2,817	2,382
	Gilead Sciences Inc.	2.800%	10/1/50	4,031	2,665
	GlaxoSmithKline Capital Inc.	6.375%	5/15/38	7,555	8,643
	GlaxoSmithKline Capital Inc.	4.200%	3/18/43	1,459	1,300
[1]	Hackensack Meridian Health Inc.	2.675%	9/1/41	752	520
	Hackensack Meridian Health Inc.	4.211%	7/1/48	1,000	852
[1]	Hackensack Meridian Health Inc.	2.875%	9/1/50	1,085	714
	Hackensack Meridian Health Inc.	4.500%	7/1/57	1,283	1,106
[1]	Hartford HealthCare Corp.	3.447%	7/1/54	701	505
	HCA Inc.	5.125%	6/15/39	3,130	2,800
[2]	HCA Inc.	4.375%	3/15/42	3,050	2,482
	HCA Inc.	5.500%	6/15/47	2,834	2,565
	HCA Inc.	5.250%	6/15/49	5,250	4,611
	HCA Inc.	3.500%	7/15/51	3,234	2,178
[2]	HCA Inc.	4.625%	3/15/52	4,575	3,680
	Humana Inc.	5.875%	3/1/33	1,240	1,293
	Humana Inc.	4.625%	12/1/42	568	502
	Humana Inc.	4.950%	10/1/44	1,572	1,456
	Humana Inc.	4.800%	3/15/47	1,220	1,095
	Humana Inc.	3.950%	8/15/49	885	715
	IHC Health Services Inc.	4.131%	5/15/48	260	222
	Indiana University Health Inc. Obligated Group	3.970%	11/1/48	1,511	1,245
[1]	Indiana University Health Inc. Obligated Group	2.852%	11/1/51	350	228
	Inova Health System Foundation	4.068%	5/15/52	990	831
[1]	Integris Baptist Medical Center Inc.	3.875%	8/15/50	322	239
[1]	Iowa Health System	3.665%	2/15/50	380	282
	Johns Hopkins Health System Corp.	3.837%	5/15/46	1,791	1,447
	Johnson & Johnson	4.950%	5/15/33	1,953	2,067
	Johnson & Johnson	4.375%	12/5/33	1,744	1,748
	Johnson & Johnson	3.550%	3/1/36	3,142	2,848
	Johnson & Johnson	3.625%	3/3/37	3,627	3,278
	Johnson & Johnson	5.950%	8/15/37	2,792	3,185
	Johnson & Johnson	3.400%	1/15/38	2,096	1,816
	Johnson & Johnson	5.850%	7/15/38	2,142	2,379
	Johnson & Johnson	2.100%	9/1/40	2,572	1,818
	Johnson & Johnson	4.500%	9/1/40	1,727	1,675
	Johnson & Johnson	4.850%	5/15/41	1,996	2,007
	Johnson & Johnson	4.500%	12/5/43	1,415	1,377
	Johnson & Johnson	3.700%	3/1/46	5,468	4,715
	Johnson & Johnson	3.750%	3/3/47	1,393	1,204
	Johnson & Johnson	3.500%	1/15/48	1,253	1,045
	Johnson & Johnson	2.250%	9/1/50	2,324	1,516
	Johnson & Johnson	2.450%	9/1/60	2,230	1,438
[1]	Kaiser Foundation Hospitals	2.810%	6/1/41	527	387
	Kaiser Foundation Hospitals	4.875%	4/1/42	2,525	2,430
	Kaiser Foundation Hospitals	4.150%	5/1/47	4,950	4,302
[1]	Kaiser Foundation Hospitals	3.266%	11/1/49	2,751	2,006
[1]	Kaiser Foundation Hospitals	3.002%	6/1/51	3,759	2,602
	Koninklijke Philips NV	6.875%	3/11/38	1,416	1,523
	Koninklijke Philips NV	5.000%	3/15/42	1,039	916
	Laboratory Corp. of America Holdings	4.700%	2/1/45	1,340	1,186
[1]	Mass General Brigham Inc.	3.765%	7/1/48	445	351
[1]	Mass General Brigham Inc.	3.192%	7/1/49	1,407	1,001
[1]	Mass General Brigham Inc.	4.117%	7/1/55	703	566
[1]	Mass General Brigham Inc.	3.342%	7/1/60	1,892	1,267
[1]	Mayo Clinic	4.000%	11/15/47	928	788
[1]	Mayo Clinic	4.128%	11/15/52	1,520	1,300
[1]	Mayo Clinic	3.196%	11/15/61	1,745	1,164

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	McLaren Health Care Corp.	4.386%	5/15/48	1,015	862
[1]	MedStar Health Inc.	3.626%	8/15/49	980	711
	Medtronic Inc.	4.375%	3/15/35	5,755	5,544
	Medtronic Inc.	4.625%	3/15/45	3,371	3,224
	Memorial Health Services	3.447%	11/1/49	872	643
	Memorial Sloan-Kettering Cancer Center	5.000%	7/1/42	1,270	1,262
[1]	Memorial Sloan-Kettering Cancer Center	2.955%	1/1/50	1,775	1,190
	Memorial Sloan-Kettering Cancer Center	4.125%	7/1/52	560	472
[1]	Memorial Sloan-Kettering Cancer Center	4.200%	7/1/55	969	806
	Merck & Co. Inc.	6.500%	12/1/33	2,288	2,634
	Merck & Co. Inc.	3.900%	3/7/39	3,903	3,494
	Merck & Co. Inc.	2.350%	6/24/40	3,272	2,334
	Merck & Co. Inc.	3.600%	9/15/42	1,525	1,283
	Merck & Co. Inc.	4.150%	5/18/43	1,482	1,350
	Merck & Co. Inc.	3.700%	2/10/45	5,056	4,257
	Merck & Co. Inc.	4.000%	3/7/49	2,267	2,003
	Merck & Co. Inc.	2.450%	6/24/50	2,171	1,435
	Merck & Co. Inc.	2.750%	12/10/51	6,140	4,267
	Merck & Co. Inc.	2.900%	12/10/61	4,885	3,262
	Merck Sharp & Dohme Corp.	5.750%	11/15/36	714	772
[1]	Methodist Hospital	2.705%	12/1/50	1,450	922
[1]	Montefiore Obligated Group	5.246%	11/1/48	692	516
	Montefiore Obligated Group	4.287%	9/1/50	1,347	835
[1]	Mount Sinai Hospitals Group Inc.	3.981%	7/1/48	780	622
[1]	Mount Sinai Hospitals Group Inc.	3.737%	7/1/49	1,008	757
[1]	Mount Sinai Hospitals Group Inc.	3.391%	7/1/50	1,505	1,009
	MultiCare Health System	2.803%	8/15/50	975	584
	Mylan Inc.	5.400%	11/29/43	410	330
	Mylan Inc.	5.200%	4/15/48	1,899	1,472
[1]	MyMichigan Health	3.409%	6/1/50	845	591
	New York & Presbyterian Hospital	2.256%	8/1/40	1,126	760
	New York & Presbyterian Hospital	4.024%	8/1/45	1,403	1,173
	New York & Presbyterian Hospital	4.063%	8/1/56	1,279	1,037
	New York & Presbyterian Hospital	2.606%	8/1/60	918	527
[1]	New York & Presbyterian Hospital	3.954%	8/1/19	918	643
	Northwell Healthcare Inc.	3.979%	11/1/46	600	466
	Northwell Healthcare Inc.	4.260%	11/1/47	1,739	1,394
	Northwell Healthcare Inc.	3.809%	11/1/49	2,183	1,565
[1]	Northwestern Memorial Healthcare Obligated Group	2.633%	7/15/51	1,211	774
	Novant Health Inc.	2.637%	11/1/36	385	291
	Novant Health Inc.	3.168%	11/1/51	3,268	2,338
	Novant Health Inc.	3.318%	11/1/61	325	221
	Novartis Capital Corp.	3.700%	9/21/42	1,344	1,151
	Novartis Capital Corp.	4.400%	5/6/44	4,215	4,010
	Novartis Capital Corp.	4.000%	11/20/45	3,281	2,962
	Novartis Capital Corp.	2.750%	8/14/50	3,188	2,267
[1]	NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery	2.667%	10/1/50	975	605
[1]	NYU Langone Hospitals	5.750%	7/1/43	1,305	1,329
	NYU Langone Hospitals	4.784%	7/1/44	432	385
[1]	NYU Langone Hospitals	4.368%	7/1/47	1,953	1,638
[1]	NYU Langone Hospitals	3.380%	7/1/55	522	358
	OhioHealth Corp.	2.834%	11/15/41	555	401
[1]	OhioHealth Corp.	3.042%	11/15/50	511	363
	Orlando Health Obligated Group	4.089%	10/1/48	757	617
	Orlando Health Obligated Group	3.327%	10/1/50	925	648
[1]	PeaceHealth Obligated Group	4.787%	11/15/48	363	308

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	PeaceHealth Obligated Group	3.218%	11/15/50	1,090	734
	PerkinElmer Inc.	3.625%	3/15/51	1,444	1,038
	Pfizer Inc.	4.000%	12/15/36	3,989	3,708
	Pfizer Inc.	4.100%	9/15/38	3,692	3,423
	Pfizer Inc.	3.900%	3/15/39	4,802	4,326
	Pfizer Inc.	7.200%	3/15/39	4,621	5,707
	Pfizer Inc.	2.550%	5/28/40	1,578	1,177
	Pfizer Inc.	4.300%	6/15/43	4,616	4,315
	Pfizer Inc.	4.400%	5/15/44	480	456
	Pfizer Inc.	4.125%	12/15/46	1,717	1,564
	Pfizer Inc.	4.200%	9/15/48	1,782	1,637
	Pfizer Inc.	4.000%	3/15/49	3,338	2,982
	Pfizer Inc.	2.700%	5/28/50	3,061	2,181
	Piedmont Healthcare Inc.	2.864%	1/1/52	695	440
	Presbyterian Healthcare Services	4.875%	8/1/52	850	813
[1]	Providence St. Joseph Health Obligated Group	3.744%	10/1/47	1,495	1,151
[1]	Providence St. Joseph Health Obligated Group	3.930%	10/1/48	1,690	1,323
[1]	Providence St. Joseph Health Obligated Group	2.700%	10/1/51	512	306
	Queen's Health Systems	4.810%	7/1/52	915	858
	Quest Diagnostics Inc.	4.700%	3/30/45	988	839
[1]	Rady Children's Hospital-San Diego	3.154%	8/15/51	1,000	671
	Regeneron Pharmaceuticals Inc.	2.800%	9/15/50	1,938	1,241
	Royalty Pharma plc	3.300%	9/2/40	2,965	2,140
	Royalty Pharma plc	3.550%	9/2/50	3,621	2,423
	Royalty Pharma plc	3.350%	9/2/51	375	242
	RWJ Barnabas Health Inc.	3.949%	7/1/46	1,551	1,277
	RWJ Barnabas Health Inc.	3.477%	7/1/49	490	362
[1]	Seattle Children's Hospital	2.719%	10/1/50	875	563
[1]	Sentara Healthcare	2.927%	11/1/51	885	585
[1]	Sharp HealthCare	2.680%	8/1/50	825	522
[1]	Stanford Health Care	3.795%	11/15/48	1,400	1,124
	Stanford Health Care	3.027%	8/15/51	1,213	831
	STERIS Irish FinCo Unltd. Co.	3.750%	3/15/51	3,426	2,497
	Stryker Corp.	4.100%	4/1/43	1,101	912
	Stryker Corp.	4.375%	5/15/44	819	701
	Stryker Corp.	4.625%	3/15/46	1,613	1,462
	Stryker Corp.	2.900%	6/15/50	1,379	950
	Summa Health	3.511%	11/15/51	905	614
[1]	Sutter Health	3.161%	8/15/40	340	253
[1]	Sutter Health	4.091%	8/15/48	2,290	1,850
[1]	Sutter Health	3.361%	8/15/50	520	364
	Takeda Pharmaceutical Co. Ltd.	3.025%	7/9/40	1,443	1,085
	Takeda Pharmaceutical Co. Ltd.	3.175%	7/9/50	6,281	4,403
	Takeda Pharmaceutical Co. Ltd.	3.375%	7/9/60	2,950	2,032
	Texas Health Resources	2.328%	11/15/50	270	156
[1]	Texas Health Resources	4.330%	11/15/55	1,226	1,047
	Thermo Fisher Scientific Inc.	2.800%	10/15/41	4,317	3,256
	Thermo Fisher Scientific Inc.	5.300%	2/1/44	1,479	1,517
	Thermo Fisher Scientific Inc.	4.100%	8/15/47	1,566	1,391
	Toledo Hospital	5.750%	11/15/38	1,110	1,041
[1]	Trinity Health Corp.	2.632%	12/1/40	970	681
	Trinity Health Corp.	4.125%	12/1/45	925	787
[1]	Trinity Health Corp.	3.434%	12/1/48	1,055	809
	UnitedHealth Group Inc.	5.350%	2/15/33	5,030	5,238
	UnitedHealth Group Inc.	4.625%	7/15/35	2,709	2,655
	UnitedHealth Group Inc.	5.800%	3/15/36	606	647
	UnitedHealth Group Inc.	6.500%	6/15/37	2,258	2,533
	UnitedHealth Group Inc.	6.875%	2/15/38	2,570	3,014

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	UnitedHealth Group Inc.	3.500%	8/15/39	3,076	2,553
	UnitedHealth Group Inc.	2.750%	5/15/40	452	336
	UnitedHealth Group Inc.	5.700%	10/15/40	2,775	2,901
	UnitedHealth Group Inc.	5.950%	2/15/41	684	737
	UnitedHealth Group Inc.	3.050%	5/15/41	785	603
	UnitedHealth Group Inc.	4.625%	11/15/41	2,112	1,981
	UnitedHealth Group Inc.	4.375%	3/15/42	2,488	2,252
	UnitedHealth Group Inc.	3.950%	10/15/42	2,012	1,727
	UnitedHealth Group Inc.	4.250%	3/15/43	2,020	1,818
	UnitedHealth Group Inc.	4.750%	7/15/45	3,957	3,772
	UnitedHealth Group Inc.	4.200%	1/15/47	3,409	2,971
	UnitedHealth Group Inc.	4.250%	4/15/47	1,320	1,154
	UnitedHealth Group Inc.	3.750%	10/15/47	2,383	1,943
	UnitedHealth Group Inc.	4.250%	6/15/48	2,958	2,597
	UnitedHealth Group Inc.	4.450%	12/15/48	3,640	3,296
	UnitedHealth Group Inc.	3.700%	8/15/49	4,315	3,466
	UnitedHealth Group Inc.	2.900%	5/15/50	3,189	2,213
	UnitedHealth Group Inc.	3.250%	5/15/51	6,250	4,611
	UnitedHealth Group Inc.	4.750%	5/15/52	5,633	5,327
	UnitedHealth Group Inc.	5.875%	2/15/53	5,065	5,596
	UnitedHealth Group Inc.	3.875%	8/15/59	1,534	1,232
	UnitedHealth Group Inc.	3.125%	5/15/60	538	375
	UnitedHealth Group Inc.	4.950%	5/15/62	4,320	4,150
	UnitedHealth Group Inc.	6.050%	2/15/63	3,975	4,461
	Utah Acquisition Sub Inc.	5.250%	6/15/46	2,120	1,650
	Viatris Inc.	3.850%	6/22/40	3,870	2,676
	Viatris Inc.	4.000%	6/22/50	5,418	3,537
[1]	WakeMed	3.286%	10/1/52	940	644
[1]	West Virginia United Health System Obligated Group	3.129%	6/1/50	925	603
[1]	Willis-Knighton Medical Center	4.813%	9/1/48	635	562
[1]	Willis-Knighton Medical Center	3.065%	3/1/51	1,355	871
	Wyeth LLC	6.500%	2/1/34	2,621	2,986
	Wyeth LLC	6.000%	2/15/36	649	708
	Wyeth LLC	5.950%	4/1/37	5,333	5,849
[1]	Yale-New Haven Health Services Corp.	2.496%	7/1/50	1,100	665
	Zimmer Biomet Holdings Inc.	5.750%	11/30/39	867	846
	Zimmer Biomet Holdings Inc.	4.450%	8/15/45	1,307	1,053
	Zoetis Inc.	4.700%	2/1/43	1,730	1,610
	Zoetis Inc.	3.950%	9/12/47	2,426	1,997
	Zoetis Inc.	4.450%	8/20/48	2,961	2,606
	Zoetis Inc.	3.000%	5/15/50	1,430	998
					767,764
Industrials (8.4%)
[1]	3M Co.	5.700%	3/15/37	666	705
[1]	3M Co.	3.875%	6/15/44	290	235
[1]	3M Co.	3.125%	9/19/46	474	341
[1]	3M Co.	3.625%	10/15/47	2,497	1,939
[1]	3M Co.	4.000%	9/14/48	1,577	1,326
	3M Co.	3.250%	8/26/49	2,050	1,499
	3M Co.	3.700%	4/15/50	3,206	2,563
	ABB Finance USA Inc.	4.375%	5/8/42	1,220	1,088
[1]	American Airlines Pass-Through Trust Class A Series 2021-1	2.875%	7/11/34	1,750	1,395
	Boeing Co.	6.125%	2/15/33	324	330
	Boeing Co.	3.600%	5/1/34	3,077	2,477
	Boeing Co.	3.250%	2/1/35	2,268	1,731
	Boeing Co.	6.625%	2/15/38	2,375	2,454

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Boeing Co.	3.550%	3/1/38	612	452
Boeing Co.	3.500%	3/1/39	997	724
Boeing Co.	6.875%	3/15/39	2,764	2,929
Boeing Co.	5.875%	2/15/40	1,997	1,912
Boeing Co.	5.705%	5/1/40	6,220	5,939
Boeing Co.	3.650%	3/1/47	1,046	710
Boeing Co.	3.625%	3/1/48	1,911	1,286
Boeing Co.	3.850%	11/1/48	380	265
Boeing Co.	3.900%	5/1/49	915	651
Boeing Co.	3.750%	2/1/50	3,075	2,168
Boeing Co.	5.805%	5/1/50	14,587	13,759
Boeing Co.	3.825%	3/1/59	495	324
Boeing Co.	3.950%	8/1/59	458	317
Boeing Co.	5.930%	5/1/60	9,092	8,410
Burlington Northern Santa Fe LLC	6.200%	8/15/36	884	974
Burlington Northern Santa Fe LLC	6.150%	5/1/37	871	967
Burlington Northern Santa Fe LLC	5.750%	5/1/40	1,726	1,841
Burlington Northern Santa Fe LLC	5.050%	3/1/41	2,456	2,434
Burlington Northern Santa Fe LLC	5.400%	6/1/41	1,045	1,074
Burlington Northern Santa Fe LLC	4.950%	9/15/41	1,061	1,029
Burlington Northern Santa Fe LLC	4.400%	3/15/42	1,067	977
Burlington Northern Santa Fe LLC	4.450%	3/15/43	3,454	3,175
Burlington Northern Santa Fe LLC	5.150%	9/1/43	2,549	2,560
Burlington Northern Santa Fe LLC	4.900%	4/1/44	2,325	2,258
Burlington Northern Santa Fe LLC	4.550%	9/1/44	2,743	2,552
Burlington Northern Santa Fe LLC	4.150%	4/1/45	694	608
Burlington Northern Santa Fe LLC	4.700%	9/1/45	2,330	2,180
Burlington Northern Santa Fe LLC	3.900%	8/1/46	1,100	919
Burlington Northern Santa Fe LLC	4.125%	6/15/47	2,854	2,490
Burlington Northern Santa Fe LLC	4.050%	6/15/48	1,325	1,139
Burlington Northern Santa Fe LLC	3.550%	2/15/50	2,435	1,913
Burlington Northern Santa Fe LLC	3.050%	2/15/51	3,320	2,375
Burlington Northern Santa Fe LLC	3.300%	9/15/51	3,182	2,391
Burlington Northern Santa Fe LLC	2.875%	6/15/52	1,710	1,192
Burlington Northern Santa Fe LLC	4.450%	1/15/53	4,325	3,960
Canadian National Railway Co.	6.250%	8/1/34	603	667
Canadian National Railway Co.	6.200%	6/1/36	796	877
Canadian National Railway Co.	6.375%	11/15/37	656	726
Canadian National Railway Co.	4.500%	11/7/43	200	174
Canadian National Railway Co.	3.200%	8/2/46	2,666	1,983
Canadian National Railway Co.	3.650%	2/3/48	867	708
Canadian National Railway Co.	4.450%	1/20/49	1,255	1,138
Canadian National Railway Co.	2.450%	5/1/50	612	393
Canadian National Railway Co.	4.400%	8/5/52	2,510	2,291
Canadian Pacific Railway Co.	4.800%	9/15/35	882	832
Canadian Pacific Railway Co.	5.950%	5/15/37	1,506	1,565
Canadian Pacific Railway Co.	3.000%	12/2/41	3,730	2,848
Canadian Pacific Railway Co.	4.800%	8/1/45	820	754
Canadian Pacific Railway Co.	3.100%	12/2/51	5,593	3,931
Canadian Pacific Railway Co.	6.125%	9/15/15	1,728	1,748
Carrier Global Corp.	3.377%	4/5/40	4,049	3,154
Carrier Global Corp.	3.577%	4/5/50	5,525	4,050
Caterpillar Inc.	6.050%	8/15/36	470	519
Caterpillar Inc.	5.200%	5/27/41	861	893
Caterpillar Inc.	3.803%	8/15/42	5,935	5,182
Caterpillar Inc.	4.300%	5/15/44	1,645	1,533
Caterpillar Inc.	3.250%	9/19/49	4,887	3,793
Caterpillar Inc.	3.250%	4/9/50	2,228	1,726

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Caterpillar Inc.	4.750%	5/15/64	760	735
	Crane Holdings Co.	4.200%	3/15/48	959	688
	CSX Corp.	6.000%	10/1/36	150	159
	CSX Corp.	6.150%	5/1/37	2,339	2,535
	CSX Corp.	6.220%	4/30/40	1,425	1,570
	CSX Corp.	5.500%	4/15/41	496	511
	CSX Corp.	4.750%	5/30/42	3,365	3,136
	CSX Corp.	4.400%	3/1/43	717	634
	CSX Corp.	4.100%	3/15/44	2,297	1,962
	CSX Corp.	3.800%	11/1/46	3,711	2,975
	CSX Corp.	4.300%	3/1/48	915	797
	CSX Corp.	4.750%	11/15/48	1,243	1,141
	CSX Corp.	4.500%	3/15/49	481	426
	CSX Corp.	3.350%	9/15/49	2,934	2,169
	CSX Corp.	3.800%	4/15/50	2,406	1,902
	CSX Corp.	3.950%	5/1/50	585	475
	CSX Corp.	2.500%	5/15/51	490	306
	CSX Corp.	4.500%	11/15/52	1,555	1,392
	CSX Corp.	4.500%	8/1/54	991	864
	CSX Corp.	4.250%	11/1/66	2,536	2,025
	CSX Corp.	4.650%	3/1/68	1,649	1,425
	Cummins Inc.	4.875%	10/1/43	673	644
	Cummins Inc.	2.600%	9/1/50	2,030	1,306
	Deere & Co.	3.900%	6/9/42	3,052	2,776
	Deere & Co.	2.875%	9/7/49	1,771	1,297
	Deere & Co.	3.750%	4/15/50	2,388	2,082
	Dover Corp.	5.375%	10/15/35	455	453
	Dover Corp.	5.375%	3/1/41	845	833
	Eaton Corp.	4.150%	3/15/33	3,722	3,514
	Eaton Corp.	4.150%	11/2/42	2,737	2,396
	Eaton Corp.	3.915%	9/15/47	256	212
	Eaton Corp.	4.700%	8/23/52	3,165	2,951
	Emerson Electric Co.	5.250%	11/15/39	485	485
	Emerson Electric Co.	2.750%	10/15/50	1,515	1,016
	Emerson Electric Co.	2.800%	12/21/51	2,528	1,693
	FedEx Corp.	4.900%	1/15/34	1,456	1,394
	FedEx Corp.	3.900%	2/1/35	1,178	1,006
	FedEx Corp.	3.250%	5/15/41	1,643	1,193
	FedEx Corp.	3.875%	8/1/42	646	507
	FedEx Corp.	4.100%	4/15/43	2,789	2,204
	FedEx Corp.	5.100%	1/15/44	1,538	1,390
	FedEx Corp.	4.100%	2/1/45	1,200	941
	FedEx Corp.	4.750%	11/15/45	3,463	3,005
	FedEx Corp.	4.550%	4/1/46	3,820	3,153
	FedEx Corp.	4.400%	1/15/47	1,639	1,323
	FedEx Corp.	4.050%	2/15/48	2,230	1,719
	FedEx Corp.	4.950%	10/17/48	3,094	2,723
	FedEx Corp.	5.250%	5/15/50	2,026	1,867
[1]	FedEx Corp. Pass-Through Trust Class AA Series 2020-1	1.875%	2/20/34	1,188	967
	Fortive Corp.	4.300%	6/15/46	1,593	1,263
	General Dynamics Corp.	4.250%	4/1/40	2,374	2,209
	General Dynamics Corp.	2.850%	6/1/41	2,191	1,667
	General Dynamics Corp.	3.600%	11/15/42	512	429
	General Dynamics Corp.	4.250%	4/1/50	597	544
[1]	General Electric Co.	5.875%	1/14/38	1,100	1,155
[1]	General Electric Co.	6.875%	1/10/39	1,059	1,195
	General Electric Co.	4.500%	3/11/44	1,005	893

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	General Electric Co.	4.350%	5/1/50	1,003	846
	Honeywell International Inc.	5.000%	2/15/33	1,355	1,397
	Honeywell International Inc.	5.700%	3/15/36	593	643
	Honeywell International Inc.	5.700%	3/15/37	1,843	1,988
	Honeywell International Inc.	5.375%	3/1/41	956	1,008
	Honeywell International Inc.	3.812%	11/21/47	2,899	2,483
	Illinois Tool Works Inc.	4.875%	9/15/41	1,304	1,290
	Illinois Tool Works Inc.	3.900%	9/1/42	2,705	2,360
[1]	JetBlue Pass-Through Trust Class A Series 2020-1	4.000%	11/15/32	782	693
[1]	JetBlue Pass-Through Trust Class AA Series 2019-1	2.750%	5/15/32	2	2
[1]	Johnson Controls International plc	6.000%	1/15/36	1,315	1,373
[1]	Johnson Controls International plc	4.625%	7/2/44	2,680	2,340
	Johnson Controls International plc	4.500%	2/15/47	350	294
[1]	Johnson Controls International plc	4.950%	7/2/64	1,262	1,064
[1]	Kansas City Southern	4.300%	5/15/43	693	583
[1]	Kansas City Southern	4.950%	8/15/45	745	682
	Kansas City Southern	4.700%	5/1/48	1,525	1,353
	Kansas City Southern	3.500%	5/1/50	1,318	960
	Kansas City Southern	4.200%	11/15/69	1,704	1,293
	L3Harris Technologies Inc.	4.854%	4/27/35	2,410	2,285
	L3Harris Technologies Inc.	6.150%	12/15/40	425	445
	Lockheed Martin Corp.	5.250%	1/15/33	2,500	2,606
	Lockheed Martin Corp.	3.600%	3/1/35	1,493	1,341
	Lockheed Martin Corp.	4.500%	5/15/36	2,788	2,688
[1]	Lockheed Martin Corp.	6.150%	9/1/36	1,868	2,067
	Lockheed Martin Corp.	5.720%	6/1/40	714	763
	Lockheed Martin Corp.	4.850%	9/15/41	330	313
	Lockheed Martin Corp.	4.070%	12/15/42	2,313	2,039
	Lockheed Martin Corp.	3.800%	3/1/45	2,950	2,476
	Lockheed Martin Corp.	4.700%	5/15/46	2,597	2,480
	Lockheed Martin Corp.	4.090%	9/15/52	4,167	3,599
	Lockheed Martin Corp.	4.150%	6/15/53	2,244	1,967
	Lockheed Martin Corp.	5.700%	11/15/54	3,015	3,277
	Lockheed Martin Corp.	4.300%	6/15/62	1,135	985
	Lockheed Martin Corp.	5.900%	11/15/63	2,885	3,191
	Norfolk Southern Corp.	4.837%	10/1/41	1,345	1,261
	Norfolk Southern Corp.	3.950%	10/1/42	637	537
	Norfolk Southern Corp.	4.650%	1/15/46	765	695
	Norfolk Southern Corp.	3.942%	11/1/47	2,697	2,212
	Norfolk Southern Corp.	4.150%	2/28/48	715	600
	Norfolk Southern Corp.	4.100%	5/15/49	1,955	1,625
	Norfolk Southern Corp.	3.400%	11/1/49	2,611	1,920
	Norfolk Southern Corp.	3.050%	5/15/50	3,129	2,163
	Norfolk Southern Corp.	4.050%	8/15/52	2,847	2,355
	Norfolk Southern Corp.	3.700%	3/15/53	1,745	1,346
	Norfolk Southern Corp.	4.550%	6/1/53	2,084	1,859
	Norfolk Southern Corp.	3.155%	5/15/55	2,628	1,793
	Norfolk Southern Corp.	4.100%	5/15/21	1,245	889
	Northrop Grumman Corp.	5.150%	5/1/40	2,567	2,549
	Northrop Grumman Corp.	5.050%	11/15/40	2,146	2,090
	Northrop Grumman Corp.	4.750%	6/1/43	1,076	1,016
	Northrop Grumman Corp.	3.850%	4/15/45	2,159	1,776
	Northrop Grumman Corp.	4.030%	10/15/47	5,025	4,270
	Northrop Grumman Corp.	5.250%	5/1/50	1,222	1,241
	Otis Worldwide Corp.	3.112%	2/15/40	1,935	1,460
	Otis Worldwide Corp.	3.362%	2/15/50	2,517	1,804
[1]	Parker-Hannifin Corp.	4.200%	11/21/34	422	388
[1]	Parker-Hannifin Corp.	6.250%	5/15/38	1,045	1,098

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Parker-Hannifin Corp.	4.450%	11/21/44	1,260	1,104
	Parker-Hannifin Corp.	4.100%	3/1/47	1,948	1,595
	Parker-Hannifin Corp.	4.000%	6/14/49	1,262	1,019
	Precision Castparts Corp.	3.900%	1/15/43	2,113	1,813
	Precision Castparts Corp.	4.375%	6/15/45	876	783
	Raytheon Technologies Corp.	5.400%	5/1/35	277	281
	Raytheon Technologies Corp.	6.050%	6/1/36	2,217	2,386
	Raytheon Technologies Corp.	6.125%	7/15/38	2,382	2,585
	Raytheon Technologies Corp.	4.450%	11/16/38	2,382	2,194
	Raytheon Technologies Corp.	4.875%	10/15/40	1,283	1,221
	Raytheon Technologies Corp.	4.700%	12/15/41	1,763	1,629
	Raytheon Technologies Corp.	4.500%	6/1/42	7,415	6,852
	Raytheon Technologies Corp.	4.800%	12/15/43	2,343	2,199
	Raytheon Technologies Corp.	4.150%	5/15/45	4,136	3,545
	Raytheon Technologies Corp.	3.750%	11/1/46	5,071	4,036
	Raytheon Technologies Corp.	4.350%	4/15/47	3,882	3,408
	Raytheon Technologies Corp.	4.050%	5/4/47	1,306	1,093
	Raytheon Technologies Corp.	4.625%	11/16/48	2,904	2,670
	Raytheon Technologies Corp.	3.125%	7/1/50	625	451
	Raytheon Technologies Corp.	2.820%	9/1/51	495	337
	Raytheon Technologies Corp.	3.030%	3/15/52	1,285	904
	Republic Services Inc.	2.375%	3/15/33	1,650	1,337
	Republic Services Inc.	6.200%	3/1/40	1,455	1,563
	Republic Services Inc.	5.700%	5/15/41	1,090	1,132
	Republic Services Inc.	3.050%	3/1/50	1,153	818
	Rockwell Automation Inc.	4.200%	3/1/49	1,484	1,281
	Rockwell Automation Inc.	2.800%	8/15/61	740	452
	Trane Technologies Global Holding Co. Ltd.	5.750%	6/15/43	1,293	1,302
	Trane Technologies Global Holding Co. Ltd.	4.300%	2/21/48	1,490	1,174
	Trane Technologies Luxembourg Finance SA	4.650%	11/1/44	981	848
	Trane Technologies Luxembourg Finance SA	4.500%	3/21/49	305	254
	Tyco Electronics Group SA	7.125%	10/1/37	755	878
	Union Pacific Corp.	4.500%	1/20/33	2,200	2,170
	Union Pacific Corp.	3.375%	2/1/35	2,266	1,933
	Union Pacific Corp.	2.891%	4/6/36	1,609	1,298
	Union Pacific Corp.	3.600%	9/15/37	981	852
[1]	Union Pacific Corp.	3.550%	8/15/39	1,823	1,539
	Union Pacific Corp.	3.200%	5/20/41	3,445	2,753
	Union Pacific Corp.	4.050%	3/1/46	2,500	2,094
	Union Pacific Corp.	3.350%	8/15/46	1,520	1,129
	Union Pacific Corp.	4.000%	4/15/47	2,176	1,822
	Union Pacific Corp.	3.250%	2/5/50	3,858	2,878
	Union Pacific Corp.	3.799%	10/1/51	2,516	2,073
	Union Pacific Corp.	2.950%	3/10/52	3,040	2,123
	Union Pacific Corp.	4.950%	9/9/52	1,555	1,526
	Union Pacific Corp.	3.500%	2/14/53	3,360	2,613
	Union Pacific Corp.	3.875%	2/1/55	972	794
	Union Pacific Corp.	3.950%	8/15/59	3,020	2,437
	Union Pacific Corp.	3.839%	3/20/60	3,089	2,447
	Union Pacific Corp.	3.550%	5/20/61	905	673
	Union Pacific Corp.	2.973%	9/16/62	2,787	1,849
	Union Pacific Corp.	5.150%	1/20/63	1,632	1,607
	Union Pacific Corp.	4.100%	9/15/67	600	482
	Union Pacific Corp.	3.750%	2/5/70	1,031	770
	Union Pacific Corp.	3.799%	4/6/71	3,161	2,398
	Union Pacific Corp.	3.850%	2/14/72	1,605	1,222
	United Parcel Service Inc.	6.200%	1/15/38	3,503	3,967
	United Parcel Service Inc.	5.200%	4/1/40	3,949	4,049

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
United Parcel Service Inc.	4.875%	11/15/40	1,617	1,599
United Parcel Service Inc.	3.625%	10/1/42	345	291
United Parcel Service Inc.	3.400%	11/15/46	1,013	791
United Parcel Service Inc.	3.750%	11/15/47	2,395	2,024
United Parcel Service Inc.	4.250%	3/15/49	3,176	2,858
United Parcel Service Inc.	3.400%	9/1/49	1,994	1,580
United Parcel Service Inc.	5.300%	4/1/50	790	839
Valmont Industries Inc.	5.000%	10/1/44	1,140	1,001
Valmont Industries Inc.	5.250%	10/1/54	843	734
Waste Connections Inc.	3.050%	4/1/50	2,582	1,812
Waste Connections Inc.	2.950%	1/15/52	1,895	1,296
Waste Management Inc.	2.950%	6/1/41	2,520	1,908
Waste Management Inc.	4.150%	7/15/49	1,965	1,746
Waste Management Inc.	2.500%	11/15/50	395	252
WW Grainger Inc.	4.600%	6/15/45	1,964	1,837
WW Grainger Inc.	3.750%	5/15/46	1,451	1,165
WW Grainger Inc.	4.200%	5/15/47	1,425	1,223
Xylem Inc.	4.375%	11/1/46	1,203	1,030
				439,403
Materials (3.5%)
Air Products and Chemicals Inc.	2.700%	5/15/40	1,310	993
Air Products and Chemicals Inc.	2.800%	5/15/50	2,415	1,716
Albemarle Corp.	5.450%	12/1/44	485	452
Albemarle Corp.	5.650%	6/1/52	1,000	939
ArcelorMittal SA	7.000%	10/15/39	1,163	1,182
ArcelorMittal SA	6.750%	3/1/41	1,310	1,287
Barrick Gold Corp.	6.450%	10/15/35	1,701	1,797
Barrick North America Finance LLC	5.750%	5/1/43	2,368	2,405
Barrick PD Australia Finance Pty Ltd.	5.950%	10/15/39	3,819	3,937
BHP Billiton Finance USA Ltd.	4.125%	2/24/42	3,217	2,864
BHP Billiton Finance USA Ltd.	5.000%	9/30/43	6,208	6,167
Celulosa Arauco y Constitucion SA	5.500%	11/2/47	983	826
CF Industries Inc.	5.150%	3/15/34	1,414	1,353
CF Industries Inc.	4.950%	6/1/43	2,025	1,765
CF Industries Inc.	5.375%	3/15/44	2,130	1,949
Dow Chemical Co.	6.300%	3/15/33	1,095	1,142
Dow Chemical Co.	4.250%	10/1/34	3,570	3,153
Dow Chemical Co.	9.400%	5/15/39	540	713
Dow Chemical Co.	5.250%	11/15/41	1,082	1,007
Dow Chemical Co.	4.375%	11/15/42	2,087	1,747
Dow Chemical Co.	4.625%	10/1/44	2,814	2,354
Dow Chemical Co.	5.550%	11/30/48	1,533	1,451
Dow Chemical Co.	4.800%	5/15/49	3,504	2,969
Dow Chemical Co.	3.600%	11/15/50	2,047	1,470
Dow Chemical Co.	6.900%	5/15/53	2,350	2,556
DuPont de Nemours Inc.	5.319%	11/15/38	3,033	2,964
DuPont de Nemours Inc.	5.419%	11/15/48	4,722	4,574
Eastman Chemical Co.	4.800%	9/1/42	927	789
Eastman Chemical Co.	4.650%	10/15/44	1,004	828
Ecolab Inc.	2.125%	8/15/50	1,158	672
Ecolab Inc.	2.700%	12/15/51	2,565	1,656
Ecolab Inc.	2.750%	8/18/55	3,645	2,294
FMC Corp.	4.500%	10/1/49	1,572	1,271
Freeport-McMoRan Inc.	5.400%	11/14/34	2,586	2,436
Freeport-McMoRan Inc.	5.450%	3/15/43	4,390	3,948
International Flavors & Fragrances Inc.	4.375%	6/1/47	1,068	841
International Flavors & Fragrances Inc.	5.000%	9/26/48	2,332	2,010
International Paper Co.	5.000%	9/15/35	2,760	2,693

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	International Paper Co.	6.000%	11/15/41	1,357	1,357
	International Paper Co.	4.800%	6/15/44	1,218	1,079
	International Paper Co.	4.400%	8/15/47	750	626
	International Paper Co.	4.350%	8/15/48	1,355	1,150
	Lafarge SA	7.125%	7/15/36	665	722
	Linde Inc.	3.550%	11/7/42	490	403
	Linde Inc.	2.000%	8/10/50	1,155	667
	Lubrizol Corp.	6.500%	10/1/34	483	558
	LYB International Finance BV	5.250%	7/15/43	1,595	1,417
	LYB International Finance BV	4.875%	3/15/44	2,137	1,809
	LYB International Finance III LLC	3.375%	10/1/40	2,951	2,136
	LYB International Finance III LLC	4.200%	10/15/49	4,510	3,386
	LYB International Finance III LLC	4.200%	5/1/50	3,150	2,370
	LYB International Finance III LLC	3.625%	4/1/51	2,145	1,467
	LYB International Finance III LLC	3.800%	10/1/60	2,791	1,838
	LyondellBasell Industries NV	4.625%	2/26/55	311	246
	Martin Marietta Materials Inc.	4.250%	12/15/47	2,543	2,087
	Martin Marietta Materials Inc.	3.200%	7/15/51	500	346
	Mosaic Co.	5.450%	11/15/33	2,096	2,038
	Mosaic Co.	4.875%	11/15/41	1,601	1,360
	Mosaic Co.	5.625%	11/15/43	884	834
[1]	Newmont Corp.	5.875%	4/1/35	1,912	1,965
	Newmont Corp.	6.250%	10/1/39	1,967	2,075
	Newmont Corp.	4.875%	3/15/42	2,296	2,107
	Newmont Corp.	5.450%	6/9/44	1,318	1,259
	Nucor Corp.	5.200%	8/1/43	895	857
	Nucor Corp.	2.979%	12/15/55	4,011	2,489
	Nutrien Ltd.	4.125%	3/15/35	950	833
	Nutrien Ltd.	5.875%	12/1/36	1,938	1,985
	Nutrien Ltd.	5.625%	12/1/40	300	293
	Nutrien Ltd.	4.900%	6/1/43	2,636	2,364
	Nutrien Ltd.	5.250%	1/15/45	2,107	1,960
	Nutrien Ltd.	5.000%	4/1/49	1,330	1,223
	Nutrien Ltd.	3.950%	5/13/50	1,655	1,301
	Packaging Corp. of America	4.050%	12/15/49	1,711	1,345
	Packaging Corp. of America	3.050%	10/1/51	2,360	1,568
	Rio Tinto Alcan Inc.	6.125%	12/15/33	1,789	1,910
	Rio Tinto Alcan Inc.	5.750%	6/1/35	3,037	3,158
	Rio Tinto Finance USA Ltd.	5.200%	11/2/40	2,984	3,051
	Rio Tinto Finance USA Ltd.	2.750%	11/2/51	1,460	994
	Rio Tinto Finance USA plc	4.750%	3/22/42	1,212	1,151
	Rio Tinto Finance USA plc	4.125%	8/21/42	828	732
	RPM International Inc.	5.250%	6/1/45	435	380
	RPM International Inc.	4.250%	1/15/48	1,880	1,436
	Sherwin-Williams Co.	4.000%	12/15/42	902	719
	Sherwin-Williams Co.	4.550%	8/1/45	1,486	1,266
	Sherwin-Williams Co.	4.500%	6/1/47	364	316
	Sherwin-Williams Co.	3.800%	8/15/49	2,583	1,975
	Sherwin-Williams Co.	3.300%	5/15/50	1,236	874
	Sherwin-Williams Co.	2.900%	3/15/52	2,730	1,768
	Sonoco Products Co.	5.750%	11/1/40	1,208	1,184
	Southern Copper Corp.	7.500%	7/27/35	3,810	4,291
	Southern Copper Corp.	6.750%	4/16/40	2,804	3,046
	Southern Copper Corp.	5.250%	11/8/42	672	625
	Southern Copper Corp.	5.875%	4/23/45	4,604	4,607
	Steel Dynamics Inc.	3.250%	10/15/50	675	441
	Teck Resources Ltd.	6.000%	8/15/40	1,789	1,704
	Teck Resources Ltd.	5.200%	3/1/42	2,030	1,767

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Teck Resources Ltd.	5.400%	2/1/43	1,375	1,207
	Vale Overseas Ltd.	8.250%	1/17/34	604	696
	Vale Overseas Ltd.	6.875%	11/21/36	5,431	5,716
	Vale Overseas Ltd.	6.875%	11/10/39	3,093	3,167
	Vulcan Materials Co.	4.500%	6/15/47	2,357	2,014
	Vulcan Materials Co.	4.700%	3/1/48	565	493
	Westlake Corp.	2.875%	8/15/41	1,375	922
	Westlake Corp.	5.000%	8/15/46	2,498	2,133
	Westlake Corp.	4.375%	11/15/47	983	753
	Westlake Corp.	3.125%	8/15/51	1,615	1,036
	Westlake Corp.	3.375%	8/15/61	1,264	764
	WRKCo Inc.	3.000%	6/15/33	2,729	2,191
					185,177
Real Estate (1.4%)
	Agree LP	2.600%	6/15/33	930	708
	Alexandria Real Estate Equities Inc.	1.875%	2/1/33	372	277
	Alexandria Real Estate Equities Inc.	2.950%	3/15/34	3,003	2,442
	Alexandria Real Estate Equities Inc.	4.850%	4/15/49	2,942	2,526
	Alexandria Real Estate Equities Inc.	4.000%	2/1/50	2,109	1,629
	Alexandria Real Estate Equities Inc.	3.000%	5/18/51	184	120
	Alexandria Real Estate Equities Inc.	3.550%	3/15/52	795	575
	American Homes 4 Rent LP	3.375%	7/15/51	491	315
	American Homes 4 Rent LP	4.300%	4/15/52	615	456
	American Tower Corp.	3.700%	10/15/49	3,036	2,222
	American Tower Corp.	3.100%	6/15/50	2,360	1,567
	American Tower Corp.	2.950%	1/15/51	1,205	772
[3]	AvalonBay Communities Inc.	5.000%	2/15/33	500	501
[1]	AvalonBay Communities Inc.	3.900%	10/15/46	1,900	1,488
[1]	AvalonBay Communities Inc.	4.350%	4/15/48	395	330
	Boston Properties LP	2.450%	10/1/33	2,996	2,205
	Camden Property Trust	3.350%	11/1/49	1,172	831
	Corporate Office Properties LP	2.900%	12/1/33	1,260	904
	Crown Castle Inc.	2.900%	4/1/41	992	700
	Crown Castle Inc.	4.750%	5/15/47	1,050	914
	Crown Castle Inc.	5.200%	2/15/49	1,629	1,500
	Crown Castle Inc.	4.000%	11/15/49	2,616	2,043
	Crown Castle Inc.	4.150%	7/1/50	1,184	941
	Crown Castle Inc.	3.250%	1/15/51	1,179	811
	Equinix Inc.	3.000%	7/15/50	1,712	1,115
	Equinix Inc.	2.950%	9/15/51	1,767	1,134
	Equinix Inc.	3.400%	2/15/52	475	334
	ERP Operating LP	4.500%	7/1/44	1,518	1,332
	ERP Operating LP	4.500%	6/1/45	1,954	1,680
	ERP Operating LP	4.000%	8/1/47	288	229
	Essex Portfolio LP	1.650%	1/15/31	303	227
	Essex Portfolio LP	4.500%	3/15/48	1,285	1,052
	Essex Portfolio LP	2.650%	9/1/50	657	382
	Federal Realty Investment Trust	4.500%	12/1/44	1,610	1,289
	Healthpeak Properties Inc.	6.750%	2/1/41	341	360
	Highwoods Realty LP	2.600%	2/1/31	222	168
	Invitation Homes Operating Partnership LP	2.700%	1/15/34	1,055	783
	Kilroy Realty LP	2.500%	11/15/32	552	401
	Kilroy Realty LP	2.650%	11/15/33	1,346	959
	Kimco Realty Corp.	4.600%	2/1/33	1,325	1,241
	Kimco Realty Corp.	4.250%	4/1/45	573	445
	Kimco Realty Corp.	4.125%	12/1/46	843	635
	Kimco Realty Corp.	4.450%	9/1/47	1,595	1,263
	Kimco Realty Corp.	3.700%	10/1/49	1,502	1,055

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Mid-America Apartments LP	2.875%	9/15/51	75	49
	National Retail Properties Inc.	4.800%	10/15/48	2,576	2,174
	National Retail Properties Inc.	3.100%	4/15/50	752	476
	National Retail Properties Inc.	3.000%	4/15/52	1,372	846
	Omega Healthcare Investors Inc.	3.250%	4/15/33	1,191	875
	Prologis LP	4.625%	1/15/33	1,600	1,568
	Prologis LP	4.375%	9/15/48	935	812
	Prologis LP	3.050%	3/1/50	555	387
	Prologis LP	3.000%	4/15/50	1,480	1,015
	Prologis LP	2.125%	10/15/50	564	325
	Realty Income Corp.	2.850%	12/15/32	699	578
	Realty Income Corp.	1.800%	3/15/33	913	666
	Realty Income Corp.	4.650%	3/15/47	1,310	1,184
	Regency Centers LP	4.400%	2/1/47	903	710
	Regency Centers LP	4.650%	3/15/49	985	802
	Simon Property Group LP	6.750%	2/1/40	590	639
	Simon Property Group LP	4.750%	3/15/42	2,065	1,772
	Simon Property Group LP	4.250%	10/1/44	1,728	1,376
	Simon Property Group LP	4.250%	11/30/46	577	462
	Simon Property Group LP	3.250%	9/13/49	1,567	1,056
	Simon Property Group LP	3.800%	7/15/50	3,979	2,949
[1]	UDR Inc.	1.900%	3/15/33	1,184	849
[1]	UDR Inc.	2.100%	6/15/33	1,075	782
	UDR Inc.	3.100%	11/1/34	325	255
	Ventas Realty LP	5.700%	9/30/43	1,704	1,575
	Ventas Realty LP	4.375%	2/1/45	433	342
	VICI Properties LP	5.625%	5/15/52	2,175	1,968
	Welltower Inc.	6.500%	3/15/41	1,715	1,738
	Welltower Inc.	4.950%	9/1/48	840	720
	Weyerhaeuser Co.	4.000%	3/9/52	2,195	1,715
	WP Carey Inc.	2.250%	4/1/33	620	463
					73,989
Technology (9.1%)
	Analog Devices Inc.	2.800%	10/1/41	3,155	2,374
	Analog Devices Inc.	2.950%	10/1/51	1,499	1,071
	Apple Inc.	4.500%	2/23/36	510	516
	Apple Inc.	2.375%	2/8/41	3,590	2,631
	Apple Inc.	3.850%	5/4/43	7,092	6,334
	Apple Inc.	4.450%	5/6/44	2,748	2,690
	Apple Inc.	3.450%	2/9/45	3,384	2,810
	Apple Inc.	4.375%	5/13/45	6,670	6,342
	Apple Inc.	4.650%	2/23/46	11,644	11,395
	Apple Inc.	3.850%	8/4/46	8,230	7,177
	Apple Inc.	4.250%	2/9/47	1,632	1,535
	Apple Inc.	3.750%	9/12/47	4,983	4,244
	Apple Inc.	3.750%	11/13/47	4,428	3,805
	Apple Inc.	2.950%	9/11/49	1,235	908
	Apple Inc.	2.650%	5/11/50	6,092	4,209
	Apple Inc.	2.400%	8/20/50	4,963	3,297
	Apple Inc.	2.650%	2/8/51	7,120	4,886
	Apple Inc.	2.700%	8/5/51	5,450	3,780
	Apple Inc.	3.950%	8/8/52	3,110	2,709
	Apple Inc.	2.550%	8/20/60	1,484	960
	Apple Inc.	2.800%	2/8/61	3,247	2,182
	Apple Inc.	2.850%	8/5/61	3,455	2,355
	Apple Inc.	4.100%	8/8/62	4,265	3,695
	Applied Materials Inc.	5.100%	10/1/35	1,273	1,309
	Applied Materials Inc.	5.850%	6/15/41	2,893	3,203

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Applied Materials Inc.	4.350%	4/1/47	2,439	2,268
	Applied Materials Inc.	2.750%	6/1/50	396	278
	Broadcom Inc.	4.300%	11/15/32	4,316	3,835
[2]	Broadcom Inc.	2.600%	2/15/33	4,858	3,669
[2]	Broadcom Inc.	3.419%	4/15/33	6,807	5,509
[2]	Broadcom Inc.	3.469%	4/15/34	9,169	7,294
[2]	Broadcom Inc.	3.137%	11/15/35	8,729	6,479
[2]	Broadcom Inc.	3.187%	11/15/36	6,820	4,989
[2]	Broadcom Inc.	4.926%	5/15/37	5,845	5,130
[2]	Broadcom Inc.	3.500%	2/15/41	6,601	4,777
[2]	Broadcom Inc.	3.750%	2/15/51	4,330	3,046
	Cisco Systems Inc.	5.900%	2/15/39	5,328	5,836
	Cisco Systems Inc.	5.500%	1/15/40	4,743	4,993
	Corning Inc.	4.700%	3/15/37	380	349
	Corning Inc.	5.750%	8/15/40	1,324	1,345
	Corning Inc.	5.350%	11/15/48	429	402
	Corning Inc.	3.900%	11/15/49	1,232	913
	Corning Inc.	4.375%	11/15/57	2,665	2,132
	Corning Inc.	5.850%	11/15/68	2,102	1,960
	Corning Inc.	5.450%	11/15/79	1,991	1,784
	Dell Inc.	6.500%	4/15/38	460	461
	Dell International LLC	8.100%	7/15/36	3,066	3,540
[2]	Dell International LLC	3.375%	12/15/41	1,840	1,270
	Dell International LLC	8.350%	7/15/46	1,691	1,975
[2]	Dell International LLC	3.450%	12/15/51	3,605	2,329
	Fidelity National Information Services Inc.	3.100%	3/1/41	2,465	1,731
	Fidelity National Information Services Inc.	4.500%	8/15/46	1,903	1,515
	Fiserv Inc.	4.400%	7/1/49	4,198	3,483
	Hewlett Packard Enterprise Co.	6.200%	10/15/35	2,422	2,541
	Hewlett Packard Enterprise Co.	6.350%	10/15/45	2,811	2,886
	HP Inc.	5.500%	1/15/33	700	669
	HP Inc.	6.000%	9/15/41	3,864	3,772
	Intel Corp.	4.000%	12/15/32	1,167	1,092
	Intel Corp.	4.600%	3/25/40	2,260	2,083
	Intel Corp.	2.800%	8/12/41	1,865	1,331
	Intel Corp.	4.800%	10/1/41	1,813	1,708
	Intel Corp.	4.250%	12/15/42	1,107	953
	Intel Corp.	4.900%	7/29/45	1,664	1,570
	Intel Corp.	4.100%	5/19/46	3,883	3,229
	Intel Corp.	4.100%	5/11/47	1,955	1,613
	Intel Corp.	3.734%	12/8/47	4,764	3,682
	Intel Corp.	3.250%	11/15/49	7,647	5,370
	Intel Corp.	4.750%	3/25/50	6,171	5,552
	Intel Corp.	3.050%	8/12/51	4,103	2,765
	Intel Corp.	4.900%	8/5/52	4,300	3,917
	Intel Corp.	3.100%	2/15/60	2,450	1,584
	Intel Corp.	3.200%	8/12/61	2,280	1,488
	Intel Corp.	5.050%	8/5/62	2,955	2,703
	International Business Machines Corp.	5.875%	11/29/32	660	713
	International Business Machines Corp.	4.150%	5/15/39	6,993	6,166
	International Business Machines Corp.	5.600%	11/30/39	850	872
	International Business Machines Corp.	2.850%	5/15/40	2,010	1,491
	International Business Machines Corp.	4.000%	6/20/42	1,596	1,348
	International Business Machines Corp.	4.700%	2/19/46	4,027	3,625
	International Business Machines Corp.	4.250%	5/15/49	8,046	6,863
	International Business Machines Corp.	2.950%	5/15/50	1,240	829
	International Business Machines Corp.	3.430%	2/9/52	1,655	1,202
	International Business Machines Corp.	4.900%	7/27/52	755	703

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
International Business Machines Corp.	7.125%	12/1/96	870	1,064
Juniper Networks Inc.	5.950%	3/15/41	488	449
KLA Corp.	4.650%	7/15/32	2,000	1,984
KLA Corp.	5.000%	3/15/49	495	478
KLA Corp.	3.300%	3/1/50	2,624	1,975
KLA Corp.	4.950%	7/15/52	3,086	2,987
KLA Corp.	5.250%	7/15/62	2,550	2,572
Kyndryl Holdings Inc.	4.100%	10/15/41	1,040	620
Lam Research Corp.	4.875%	3/15/49	2,272	2,208
Lam Research Corp.	2.875%	6/15/50	1,580	1,119
Lam Research Corp.	3.125%	6/15/60	1,887	1,283
Micron Technology Inc.	3.477%	11/1/51	855	567
Microsoft Corp.	3.500%	2/12/35	1,659	1,544
Microsoft Corp.	4.200%	11/3/35	3,778	3,760
Microsoft Corp.	3.450%	8/8/36	1,718	1,572
Microsoft Corp.	4.100%	2/6/37	4,935	4,806
Microsoft Corp.	4.500%	10/1/40	1,074	1,073
Microsoft Corp.	5.300%	2/8/41	345	375
Microsoft Corp.	3.500%	11/15/42	568	492
Microsoft Corp.	3.750%	2/12/45	2,475	2,208
Microsoft Corp.	4.450%	11/3/45	455	451
Microsoft Corp.	3.700%	8/8/46	8,583	7,605
Microsoft Corp.	4.250%	2/6/47	3,185	3,069
Microsoft Corp.	2.525%	6/1/50	18,842	13,005
Microsoft Corp.	2.921%	3/17/52	15,104	11,214
Microsoft Corp.	3.950%	8/8/56	1,170	1,026
Microsoft Corp.	2.675%	6/1/60	11,362	7,650
Microsoft Corp.	3.041%	3/17/62	6,160	4,483
Moody's Corp.	2.750%	8/19/41	2,450	1,737
Moody's Corp.	5.250%	7/15/44	643	626
Moody's Corp.	4.875%	12/17/48	581	535
Moody's Corp.	3.250%	5/20/50	565	399
Moody's Corp.	3.750%	2/25/52	1,165	911
Moody's Corp.	2.550%	8/18/60	1,595	917
Moody's Corp.	3.100%	11/29/61	2,614	1,702
Motorola Solutions Inc.	5.500%	9/1/44	1,049	948
NVIDIA Corp.	3.500%	4/1/40	2,246	1,872
NVIDIA Corp.	3.500%	4/1/50	3,692	2,879
NVIDIA Corp.	3.700%	4/1/60	3,180	2,428
NXP BV	5.000%	1/15/33	2,725	2,589
NXP BV	3.250%	5/11/41	2,085	1,488
NXP BV	3.125%	2/15/42	840	580
NXP BV	3.250%	11/30/51	1,627	1,046
Oracle Corp.	4.300%	7/8/34	4,946	4,379
Oracle Corp.	3.900%	5/15/35	1,560	1,304
Oracle Corp.	3.850%	7/15/36	1,561	1,276
Oracle Corp.	3.800%	11/15/37	5,640	4,472
Oracle Corp.	6.500%	4/15/38	1,241	1,295
Oracle Corp.	6.125%	7/8/39	5,135	5,149
Oracle Corp.	3.600%	4/1/40	7,620	5,727
Oracle Corp.	5.375%	7/15/40	5,580	5,175
Oracle Corp.	3.650%	3/25/41	6,870	5,102
Oracle Corp.	4.500%	7/8/44	4,384	3,583
Oracle Corp.	4.125%	5/15/45	3,812	2,910
Oracle Corp.	4.000%	7/15/46	3,143	2,335
Oracle Corp.	4.000%	11/15/47	6,872	5,116
Oracle Corp.	3.600%	4/1/50	12,588	8,770
Oracle Corp.	3.950%	3/25/51	9,290	6,829

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Oracle Corp.	6.900%	11/9/52	5,950	6,589
	Oracle Corp.	4.375%	5/15/55	6,184	4,703
	Oracle Corp.	3.850%	4/1/60	4,051	2,734
	Oracle Corp.	4.100%	3/25/61	6,160	4,381
	QUALCOMM Inc.	5.400%	5/20/33	1,000	1,045
	QUALCOMM Inc.	4.650%	5/20/35	5,211	5,072
	QUALCOMM Inc.	4.800%	5/20/45	1,615	1,544
	QUALCOMM Inc.	4.300%	5/20/47	3,025	2,674
	QUALCOMM Inc.	3.250%	5/20/50	1,119	837
	QUALCOMM Inc.	4.500%	5/20/52	4,015	3,588
	QUALCOMM Inc.	6.000%	5/20/53	1,875	2,047
	Quanta Services Inc.	3.050%	10/1/41	1,290	873
	S&P Global Inc.	3.250%	12/1/49	2,394	1,770
[2]	S&P Global Inc.	3.700%	3/1/52	2,279	1,833
	S&P Global Inc.	2.300%	8/15/60	2,041	1,176
[2]	S&P Global Inc.	3.900%	3/1/62	1,840	1,483
	Salesforce Inc.	2.700%	7/15/41	3,710	2,746
	Salesforce Inc.	2.900%	7/15/51	4,106	2,852
	Salesforce Inc.	3.050%	7/15/61	3,550	2,389
	Texas Instruments Inc.	3.875%	3/15/39	3,604	3,233
	Texas Instruments Inc.	4.150%	5/15/48	2,833	2,548
	Texas Instruments Inc.	2.700%	9/15/51	577	405
	TSMC Arizona Corp.	3.125%	10/25/41	2,005	1,538
	TSMC Arizona Corp.	3.250%	10/25/51	1,756	1,260
	TSMC Arizona Corp.	4.500%	4/22/52	2,915	2,692
	Verisk Analytics Inc.	5.500%	6/15/45	1,389	1,310
	Verisk Analytics Inc.	3.625%	5/15/50	1,961	1,392
	Workday Inc.	3.800%	4/1/32	100	89
					474,550
Utilities (11.9%)
	AEP Texas Inc.	3.800%	10/1/47	814	600
[1]	AEP Texas Inc.	4.150%	5/1/49	956	749
[1]	AEP Texas Inc.	3.450%	1/15/50	1,464	1,042
	AEP Texas Inc.	3.450%	5/15/51	563	400
	AEP Texas Inc.	5.250%	5/15/52	1,118	1,079
	AEP Transmission Co. LLC	4.000%	12/1/46	1,025	822
	AEP Transmission Co. LLC	3.750%	12/1/47	1,373	1,076
	AEP Transmission Co. LLC	4.250%	9/15/48	1,750	1,472
	AEP Transmission Co. LLC	3.800%	6/15/49	2,343	1,842
[1]	AEP Transmission Co. LLC	3.650%	4/1/50	450	345
[1]	AEP Transmission Co. LLC	2.750%	8/15/51	320	206
[1]	AEP Transmission Co. LLC	4.500%	6/15/52	1,910	1,710
	Alabama Power Co.	6.125%	5/15/38	952	997
	Alabama Power Co.	6.000%	3/1/39	869	918
	Alabama Power Co.	3.850%	12/1/42	538	437
	Alabama Power Co.	4.150%	8/15/44	2,549	2,166
	Alabama Power Co.	3.750%	3/1/45	2,688	2,114
	Alabama Power Co.	4.300%	1/2/46	1,861	1,574
[1]	Alabama Power Co.	3.700%	12/1/47	659	518
[1]	Alabama Power Co.	4.300%	7/15/48	1,014	860
	Alabama Power Co.	3.450%	10/1/49	2,195	1,619
	Alabama Power Co.	3.125%	7/15/51	2,935	2,074
	Alabama Power Co.	3.000%	3/15/52	1,995	1,374
	Ameren Illinois Co.	4.150%	3/15/46	1,572	1,336
	Ameren Illinois Co.	3.700%	12/1/47	382	307
	Ameren Illinois Co.	4.500%	3/15/49	1,523	1,394
	Ameren Illinois Co.	3.250%	3/15/50	1,992	1,443
	Ameren Illinois Co.	2.900%	6/15/51	850	569

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ameren Illinois Co.	5.900%	12/1/52	675	738
	American Electric Power Co. Inc.	3.250%	3/1/50	682	468
	American Water Capital Corp.	6.593%	10/15/37	740	822
	American Water Capital Corp.	4.300%	12/1/42	1,185	1,033
	American Water Capital Corp.	4.300%	9/1/45	769	660
	American Water Capital Corp.	4.000%	12/1/46	242	193
	American Water Capital Corp.	3.750%	9/1/47	2,181	1,721
	American Water Capital Corp.	4.200%	9/1/48	2,570	2,183
	American Water Capital Corp.	4.150%	6/1/49	1,860	1,565
	American Water Capital Corp.	3.450%	5/1/50	1,560	1,162
	American Water Capital Corp.	3.250%	6/1/51	1,331	970
	Appalachian Power Co.	7.000%	4/1/38	1,583	1,774
	Appalachian Power Co.	4.400%	5/15/44	1,648	1,373
	Appalachian Power Co.	4.450%	6/1/45	905	757
[1]	Appalachian Power Co.	4.500%	3/1/49	1,306	1,095
[1]	Appalachian Power Co.	3.700%	5/1/50	1,293	957
	Arizona Public Service Co.	6.350%	12/15/32	1,025	1,077
	Arizona Public Service Co.	5.050%	9/1/41	1,202	1,073
	Arizona Public Service Co.	4.500%	4/1/42	1,696	1,401
	Arizona Public Service Co.	4.350%	11/15/45	560	447
	Arizona Public Service Co.	3.750%	5/15/46	490	353
	Arizona Public Service Co.	4.200%	8/15/48	1,657	1,281
	Arizona Public Service Co.	4.250%	3/1/49	321	249
	Arizona Public Service Co.	3.500%	12/1/49	1,064	734
	Arizona Public Service Co.	3.350%	5/15/50	658	445
	Arizona Public Service Co.	2.650%	9/15/50	610	363
	Atmos Energy Corp.	5.500%	6/15/41	687	687
	Atmos Energy Corp.	4.125%	10/15/44	962	809
	Atmos Energy Corp.	4.300%	10/1/48	1,940	1,666
	Atmos Energy Corp.	4.125%	3/15/49	3,382	2,828
	Atmos Energy Corp.	3.375%	9/15/49	2,421	1,791
	Atmos Energy Corp.	2.850%	2/15/52	825	550
	Atmos Energy Corp.	5.750%	10/15/52	1,075	1,151
	Avista Corp.	4.350%	6/1/48	813	685
	Avista Corp.	4.000%	4/1/52	1,071	846
	Baltimore Gas & Electric Co.	6.350%	10/1/36	806	872
	Baltimore Gas & Electric Co.	3.500%	8/15/46	990	753
[1]	Baltimore Gas & Electric Co.	3.750%	8/15/47	2,420	1,908
	Baltimore Gas & Electric Co.	4.250%	9/15/48	976	835
	Baltimore Gas & Electric Co.	3.200%	9/15/49	625	450
	Baltimore Gas & Electric Co.	2.900%	6/15/50	1,035	706
	Baltimore Gas & Electric Co.	4.550%	6/1/52	2,506	2,270
	Berkshire Hathaway Energy Co.	6.125%	4/1/36	4,619	4,932
	Berkshire Hathaway Energy Co.	5.950%	5/15/37	656	689
	Berkshire Hathaway Energy Co.	5.150%	11/15/43	972	933
	Berkshire Hathaway Energy Co.	4.500%	2/1/45	1,833	1,623
	Berkshire Hathaway Energy Co.	3.800%	7/15/48	888	699
	Berkshire Hathaway Energy Co.	4.450%	1/15/49	1,201	1,057
	Berkshire Hathaway Energy Co.	4.250%	10/15/50	3,420	2,909
	Berkshire Hathaway Energy Co.	2.850%	5/15/51	3,630	2,420
[2]	Berkshire Hathaway Energy Co.	4.600%	5/1/53	2,735	2,479
	Black Hills Corp.	4.350%	5/1/33	528	470
	Black Hills Corp.	4.200%	9/15/46	971	742
	Black Hills Corp.	3.875%	10/15/49	776	557
[1]	CenterPoint Energy Houston Electric LLC	6.950%	3/15/33	1,325	1,507
	CenterPoint Energy Houston Electric LLC	3.550%	8/1/42	1,947	1,564
	CenterPoint Energy Houston Electric LLC	4.500%	4/1/44	744	678
	CenterPoint Energy Houston Electric LLC	3.950%	3/1/48	2,429	2,014

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	CenterPoint Energy Houston Electric LLC	4.250%	2/1/49	513	451
[1]	CenterPoint Energy Houston Electric LLC	2.900%	7/1/50	1,967	1,343
[1]	CenterPoint Energy Houston Electric LLC	3.350%	4/1/51	2,335	1,760
[1]	CenterPoint Energy Houston Electric LLC	4.850%	10/1/52	623	599
	CenterPoint Energy Inc.	3.700%	9/1/49	1,287	970
	CenterPoint Energy Resources Corp.	5.850%	1/15/41	1,048	1,067
	CenterPoint Energy Resources Corp.	4.100%	9/1/47	454	374
	Cleco Corporate Holdings LLC	4.973%	5/1/46	1,541	1,333
	Cleveland Electric Illuminating Co.	5.950%	12/15/36	1,358	1,372
	CMS Energy Corp.	4.875%	3/1/44	1,542	1,392
	Commonwealth Edison Co.	5.900%	3/15/36	1,235	1,317
	Commonwealth Edison Co.	6.450%	1/15/38	1,700	1,893
	Commonwealth Edison Co.	4.600%	8/15/43	881	803
	Commonwealth Edison Co.	4.700%	1/15/44	1,371	1,254
	Commonwealth Edison Co.	3.700%	3/1/45	1,907	1,503
	Commonwealth Edison Co.	4.350%	11/15/45	1,658	1,436
	Commonwealth Edison Co.	3.650%	6/15/46	1,768	1,371
[1]	Commonwealth Edison Co.	3.750%	8/15/47	1,020	809
	Commonwealth Edison Co.	4.000%	3/1/48	692	579
	Commonwealth Edison Co.	4.000%	3/1/49	2,665	2,192
[1]	Commonwealth Edison Co.	3.200%	11/15/49	262	188
	Commonwealth Edison Co.	3.000%	3/1/50	655	460
[1]	Commonwealth Edison Co.	3.125%	3/15/51	1,080	762
[1]	Commonwealth Edison Co.	2.750%	9/1/51	360	236
	Connecticut Light & Power Co.	4.300%	4/15/44	1,344	1,167
[1]	Connecticut Light & Power Co.	4.150%	6/1/45	852	722
	Connecticut Light & Power Co.	4.000%	4/1/48	761	644
[1]	Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	701	696
[1]	Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	1,203	1,223
[1]	Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	945	1,001
[1]	Consolidated Edison Co. of New York Inc.	6.300%	8/15/37	290	309
[1]	Consolidated Edison Co. of New York Inc.	6.750%	4/1/38	516	569
[1]	Consolidated Edison Co. of New York Inc.	5.500%	12/1/39	344	339
	Consolidated Edison Co. of New York Inc.	5.700%	6/15/40	2,759	2,765
[1]	Consolidated Edison Co. of New York Inc.	4.200%	3/15/42	1,036	874
	Consolidated Edison Co. of New York Inc.	3.950%	3/1/43	952	774
	Consolidated Edison Co. of New York Inc.	4.450%	3/15/44	3,924	3,437
	Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	4,239	3,695
	Consolidated Edison Co. of New York Inc.	3.850%	6/15/46	1,393	1,113
[1]	Consolidated Edison Co. of New York Inc.	3.875%	6/15/47	2,692	2,115
[1]	Consolidated Edison Co. of New York Inc.	4.650%	12/1/48	1,900	1,671
[1]	Consolidated Edison Co. of New York Inc.	3.950%	4/1/50	1,775	1,449
	Consolidated Edison Co. of New York Inc.	3.200%	12/1/51	1,555	1,102
	Consolidated Edison Co. of New York Inc.	6.150%	11/15/52	750	826
	Consolidated Edison Co. of New York Inc.	4.625%	12/1/54	1,250	1,082
[1]	Consolidated Edison Co. of New York Inc.	4.300%	12/1/56	1,800	1,459
[1]	Consolidated Edison Co. of New York Inc.	4.000%	11/15/57	774	600
	Consolidated Edison Co. of New York Inc.	4.500%	5/15/58	1,802	1,524
	Consolidated Edison Co. of New York Inc.	3.700%	11/15/59	348	265
[1]	Consolidated Edison Co. of New York Inc.	3.000%	12/1/60	375	239
	Consolidated Edison Co. of New York Inc.	3.600%	6/15/61	1,660	1,229
	Constellation Energy Generation LLC	6.250%	10/1/39	595	620
	Constellation Energy Generation LLC	5.750%	10/1/41	2,414	2,356
	Constellation Energy Generation LLC	5.600%	6/15/42	1,938	1,894
	Consumers Energy Co.	3.950%	5/15/43	600	502
	Consumers Energy Co.	3.250%	8/15/46	956	706
	Consumers Energy Co.	3.950%	7/15/47	1,165	967
	Consumers Energy Co.	4.050%	5/15/48	701	591

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Consumers Energy Co.	4.350%	4/15/49	463	411
	Consumers Energy Co.	3.750%	2/15/50	1,799	1,430
	Consumers Energy Co.	3.100%	8/15/50	1,484	1,054
	Consumers Energy Co.	3.500%	8/1/51	1,630	1,254
	Consumers Energy Co.	2.650%	8/15/52	320	205
	Consumers Energy Co.	4.200%	9/1/52	2,017	1,754
	Consumers Energy Co.	2.500%	5/1/60	737	430
	Dayton Power & Light Co.	3.950%	6/15/49	1,167	931
	Delmarva Power & Light Co.	4.150%	5/15/45	970	806
[1]	Dominion Energy Inc.	6.300%	3/15/33	845	898
[1]	Dominion Energy Inc.	5.250%	8/1/33	519	512
[1]	Dominion Energy Inc.	5.950%	6/15/35	809	823
	Dominion Energy Inc.	7.000%	6/15/38	460	498
[1]	Dominion Energy Inc.	3.300%	4/15/41	2,025	1,524
[1]	Dominion Energy Inc.	4.900%	8/1/41	929	841
[1]	Dominion Energy Inc.	4.050%	9/15/42	1,099	878
	Dominion Energy Inc.	4.700%	12/1/44	1,521	1,324
[1]	Dominion Energy Inc.	4.600%	3/15/49	343	295
[1]	Dominion Energy Inc.	4.850%	8/15/52	1,819	1,617
	Dominion Energy South Carolina Inc.	5.300%	5/15/33	2,730	2,784
	Dominion Energy South Carolina Inc.	6.050%	1/15/38	1,065	1,133
	Dominion Energy South Carolina Inc.	5.450%	2/1/41	1,780	1,771
	Dominion Energy South Carolina Inc.	4.600%	6/15/43	1,431	1,283
	Dominion Energy South Carolina Inc.	5.100%	6/1/65	670	634
[1]	DTE Electric Co.	4.000%	4/1/43	250	211
	DTE Electric Co.	4.300%	7/1/44	2,372	2,074
	DTE Electric Co.	3.700%	3/15/45	374	302
	DTE Electric Co.	3.700%	6/1/46	782	616
	DTE Electric Co.	3.750%	8/15/47	2,015	1,604
[1]	DTE Electric Co.	4.050%	5/15/48	1,485	1,253
	DTE Electric Co.	3.950%	3/1/49	590	491
	DTE Electric Co.	2.950%	3/1/50	824	575
[1]	DTE Electric Co.	3.250%	4/1/51	1,075	790
[1]	DTE Electric Co.	3.650%	3/1/52	1,026	813
	Duke Energy Carolinas LLC	6.100%	6/1/37	174	182
	Duke Energy Carolinas LLC	6.000%	1/15/38	726	770
	Duke Energy Carolinas LLC	6.050%	4/15/38	2,053	2,175
	Duke Energy Carolinas LLC	5.300%	2/15/40	2,158	2,172
	Duke Energy Carolinas LLC	4.250%	12/15/41	1,246	1,089
	Duke Energy Carolinas LLC	4.000%	9/30/42	1,895	1,597
	Duke Energy Carolinas LLC	3.750%	6/1/45	495	394
	Duke Energy Carolinas LLC	3.875%	3/15/46	950	761
	Duke Energy Carolinas LLC	3.700%	12/1/47	1,205	938
	Duke Energy Carolinas LLC	3.950%	3/15/48	1,787	1,461
	Duke Energy Carolinas LLC	3.200%	8/15/49	1,176	846
	Duke Energy Carolinas LLC	3.450%	4/15/51	1,255	944
	Duke Energy Carolinas LLC	3.550%	3/15/52	3,015	2,319
	Duke Energy Corp.	3.300%	6/15/41	1,613	1,197
	Duke Energy Corp.	3.750%	9/1/46	3,216	2,423
	Duke Energy Corp.	3.950%	8/15/47	2,472	1,909
	Duke Energy Corp.	4.200%	6/15/49	852	683
	Duke Energy Corp.	3.500%	6/15/51	1,965	1,408
	Duke Energy Corp.	5.000%	8/15/52	3,063	2,787
	Duke Energy Florida LLC	6.350%	9/15/37	2,876	3,133
	Duke Energy Florida LLC	6.400%	6/15/38	466	519
	Duke Energy Florida LLC	5.650%	4/1/40	2,020	2,056
	Duke Energy Florida LLC	3.850%	11/15/42	1,075	873
	Duke Energy Florida LLC	3.400%	10/1/46	1,791	1,331

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Duke Energy Florida LLC	4.200%	7/15/48	1,929	1,642
	Duke Energy Florida LLC	3.000%	12/15/51	240	165
	Duke Energy Florida LLC	5.950%	11/15/52	500	548
	Duke Energy Indiana LLC	6.120%	10/15/35	1,288	1,324
	Duke Energy Indiana LLC	6.350%	8/15/38	1,196	1,296
	Duke Energy Indiana LLC	6.450%	4/1/39	1,686	1,831
[1]	Duke Energy Indiana LLC	4.900%	7/15/43	1,662	1,544
	Duke Energy Indiana LLC	3.750%	5/15/46	434	343
[1]	Duke Energy Indiana LLC	3.250%	10/1/49	1,222	855
	Duke Energy Indiana LLC	2.750%	4/1/50	990	635
	Duke Energy Ohio Inc.	3.700%	6/15/46	340	254
	Duke Energy Ohio Inc.	4.300%	2/1/49	1,593	1,325
	Duke Energy Progress LLC	6.300%	4/1/38	1,473	1,594
	Duke Energy Progress LLC	4.100%	5/15/42	1,824	1,549
	Duke Energy Progress LLC	4.100%	3/15/43	455	386
	Duke Energy Progress LLC	4.375%	3/30/44	2,355	2,054
	Duke Energy Progress LLC	4.150%	12/1/44	1,585	1,340
	Duke Energy Progress LLC	4.200%	8/15/45	1,427	1,211
	Duke Energy Progress LLC	3.700%	10/15/46	3,005	2,327
	Duke Energy Progress LLC	3.600%	9/15/47	955	728
	Duke Energy Progress LLC	2.500%	8/15/50	1,039	639
	Duke Energy Progress LLC	2.900%	8/15/51	2,085	1,394
	Duke Energy Progress LLC	4.000%	4/1/52	2,112	1,734
[1]	Duke Energy Progress NC Storm Funding LLC	2.387%	7/1/37	825	668
	El Paso Electric Co.	6.000%	5/15/35	1,305	1,298
	El Paso Electric Co.	5.000%	12/1/44	488	429
	Emera US Finance LP	4.750%	6/15/46	2,271	1,814
	Entergy Arkansas LLC	4.200%	4/1/49	1,593	1,343
	Entergy Arkansas LLC	2.650%	6/15/51	2,260	1,419
	Entergy Arkansas LLC	3.350%	6/15/52	1,141	818
	Entergy Louisiana LLC	4.000%	3/15/33	2,921	2,666
	Entergy Louisiana LLC	3.100%	6/15/41	195	147
	Entergy Louisiana LLC	4.200%	9/1/48	2,252	1,886
	Entergy Louisiana LLC	4.200%	4/1/50	2,411	1,990
	Entergy Louisiana LLC	2.900%	3/15/51	2,455	1,623
	Entergy Louisiana LLC	4.750%	9/15/52	1,865	1,691
	Entergy Mississippi LLC	3.850%	6/1/49	2,392	1,861
	Entergy Mississippi LLC	3.500%	6/1/51	295	216
	Entergy Texas Inc.	3.550%	9/30/49	1,535	1,129
	Essential Utilities Inc.	4.276%	5/1/49	1,785	1,450
	Essential Utilities Inc.	3.351%	4/15/50	669	462
	Essential Utilities Inc.	5.300%	5/1/52	1,555	1,487
	Evergy Kansas Central Inc.	4.125%	3/1/42	832	699
	Evergy Kansas Central Inc.	4.100%	4/1/43	1,809	1,509
	Evergy Kansas Central Inc.	4.250%	12/1/45	1,661	1,370
	Evergy Kansas Central Inc.	3.450%	4/15/50	874	642
	Evergy Metro Inc.	5.300%	10/1/41	355	343
	Evergy Metro Inc.	4.200%	6/15/47	550	452
	Evergy Metro Inc.	4.200%	3/15/48	1,391	1,135
[1]	Evergy Metro Inc.	4.125%	4/1/49	2,291	1,848
	Eversource Energy	3.450%	1/15/50	1,667	1,231
[1]	Exelon Corp.	4.950%	6/15/35	1,925	1,862
	Exelon Corp.	5.625%	6/15/35	1,575	1,613
	Exelon Corp.	5.100%	6/15/45	1,704	1,617
	Exelon Corp.	4.450%	4/15/46	2,495	2,134
	Exelon Corp.	4.700%	4/15/50	2,599	2,310
[2]	Exelon Corp.	4.100%	3/15/52	2,255	1,843
	Florida Power & Light Co.	5.625%	4/1/34	905	951

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Florida Power & Light Co.	4.950%	6/1/35	2,197	2,172
	Florida Power & Light Co.	5.650%	2/1/37	763	785
	Florida Power & Light Co.	5.950%	2/1/38	1,047	1,118
	Florida Power & Light Co.	5.960%	4/1/39	910	981
	Florida Power & Light Co.	5.690%	3/1/40	950	995
	Florida Power & Light Co.	5.250%	2/1/41	2,053	2,061
	Florida Power & Light Co.	4.125%	2/1/42	2,080	1,839
	Florida Power & Light Co.	4.050%	6/1/42	2,052	1,789
	Florida Power & Light Co.	3.800%	12/15/42	1,199	1,007
	Florida Power & Light Co.	4.050%	10/1/44	540	465
	Florida Power & Light Co.	3.700%	12/1/47	617	502
	Florida Power & Light Co.	3.950%	3/1/48	1,772	1,496
	Florida Power & Light Co.	4.125%	6/1/48	1,771	1,524
	Florida Power & Light Co.	3.990%	3/1/49	1,045	886
	Florida Power & Light Co.	3.150%	10/1/49	1,977	1,455
	Florida Power & Light Co.	2.875%	12/4/51	1,727	1,204
[1]	Georgia Power Co.	4.750%	9/1/40	981	906
	Georgia Power Co.	4.300%	3/15/42	428	373
	Georgia Power Co.	4.300%	3/15/43	658	567
[1]	Georgia Power Co.	3.700%	1/30/50	2,410	1,836
[1]	Georgia Power Co.	3.250%	3/15/51	1,938	1,374
	Georgia Power Co.	5.125%	5/15/52	1,695	1,639
	Iberdrola International BV	6.750%	7/15/36	935	989
[1]	Idaho Power Co.	4.200%	3/1/48	1,170	960
	Indiana Michigan Power Co.	6.050%	3/15/37	348	364
[1]	Indiana Michigan Power Co.	4.550%	3/15/46	1,383	1,179
[1]	Indiana Michigan Power Co.	3.750%	7/1/47	1,439	1,080
	Indiana Michigan Power Co.	4.250%	8/15/48	1,141	940
	Indiana Michigan Power Co.	3.250%	5/1/51	485	335
	Interstate Power & Light Co.	6.250%	7/15/39	377	396
	Interstate Power & Light Co.	3.700%	9/15/46	649	479
	Interstate Power & Light Co.	3.500%	9/30/49	1,045	767
	Interstate Power & Light Co.	3.100%	11/30/51	335	223
	ITC Holdings Corp.	5.300%	7/1/43	1,649	1,510
[1]	John Sevier Combined Cycle Generation LLC	4.626%	1/15/42	826	795
	Kentucky Utilities Co.	5.125%	11/1/40	636	608
	Kentucky Utilities Co.	4.375%	10/1/45	580	497
	Kentucky Utilities Co.	3.300%	6/1/50	570	409
	Louisville Gas & Electric Co.	4.250%	4/1/49	3,827	3,206
[1]	MidAmerican Energy Co.	5.750%	11/1/35	1,738	1,822
[1]	MidAmerican Energy Co.	5.800%	10/15/36	2,079	2,199
	MidAmerican Energy Co.	4.800%	9/15/43	2,698	2,525
	MidAmerican Energy Co.	4.400%	10/15/44	2,079	1,843
	MidAmerican Energy Co.	4.250%	5/1/46	920	783
	MidAmerican Energy Co.	3.650%	8/1/48	671	531
	MidAmerican Energy Co.	4.250%	7/15/49	1,797	1,561
	MidAmerican Energy Co.	3.150%	4/15/50	1,550	1,117
	MidAmerican Energy Co.	2.700%	8/1/52	470	310
[1]	Mississippi Power Co.	4.250%	3/15/42	1,384	1,142
[1]	Mississippi Power Co.	3.100%	7/30/51	290	190
	National Grid USA	5.803%	4/1/35	662	631
	National Rural Utilities Cooperative Finance Corp.	4.150%	12/15/32	920	863
	National Rural Utilities Cooperative Finance Corp.	4.400%	11/1/48	1,649	1,391
	National Rural Utilities Cooperative Finance Corp.	4.300%	3/15/49	1,658	1,406
[1]	Nevada Power Co.	6.650%	4/1/36	465	511
[1]	Nevada Power Co.	6.750%	7/1/37	1,900	2,074
[1]	Nevada Power Co.	3.125%	8/1/50	734	499
[1]	Nevada Power Co.	5.900%	5/1/53	555	602

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	NextEra Energy Capital Holdings Inc.	3.000%	1/15/52	1,435	984
	NiSource Inc.	5.950%	6/15/41	1,293	1,315
	NiSource Inc.	5.250%	2/15/43	756	721
	NiSource Inc.	4.800%	2/15/44	2,004	1,790
	NiSource Inc.	5.650%	2/1/45	2,340	2,319
	NiSource Inc.	4.375%	5/15/47	2,187	1,855
	NiSource Inc.	3.950%	3/30/48	2,462	1,942
	NiSource Inc.	5.000%	6/15/52	893	824
	Northern States Power Co.	6.250%	6/1/36	485	532
	Northern States Power Co.	6.200%	7/1/37	625	683
	Northern States Power Co.	5.350%	11/1/39	907	925
	Northern States Power Co.	3.400%	8/15/42	445	352
	Northern States Power Co.	4.125%	5/15/44	273	236
	Northern States Power Co.	4.000%	8/15/45	1,045	869
	Northern States Power Co.	3.600%	5/15/46	1,689	1,334
	Northern States Power Co.	3.600%	9/15/47	132	104
	Northern States Power Co.	2.900%	3/1/50	1,206	840
	Northern States Power Co.	2.600%	6/1/51	895	584
	Northern States Power Co.	3.200%	4/1/52	595	435
	Northern States Power Co.	4.500%	6/1/52	1,642	1,512
	NorthWestern Corp.	4.176%	11/15/44	1,169	959
	NSTAR Electric Co.	5.500%	3/15/40	1,926	1,955
	NSTAR Electric Co.	4.400%	3/1/44	732	647
	NSTAR Electric Co.	4.950%	9/15/52	1,171	1,144
	Oglethorpe Power Corp.	5.950%	11/1/39	1,915	1,845
	Oglethorpe Power Corp.	5.375%	11/1/40	2,180	1,981
[2]	Oglethorpe Power Corp.	4.500%	4/1/47	490	395
	Oglethorpe Power Corp.	5.050%	10/1/48	930	811
	Oglethorpe Power Corp.	5.250%	9/1/50	848	739
	Ohio Power Co.	4.150%	4/1/48	1,335	1,090
	Ohio Power Co.	4.000%	6/1/49	1,793	1,420
[1]	Ohio Power Co.	2.900%	10/1/51	1,120	745
	Oklahoma Gas & Electric Co.	4.150%	4/1/47	955	776
	Oklahoma Gas & Electric Co.	3.850%	8/15/47	656	509
	Oncor Electric Delivery Co. LLC	7.250%	1/15/33	380	445
	Oncor Electric Delivery Co. LLC	7.500%	9/1/38	695	850
	Oncor Electric Delivery Co. LLC	5.250%	9/30/40	675	674
	Oncor Electric Delivery Co. LLC	4.550%	12/1/41	1,092	1,013
	Oncor Electric Delivery Co. LLC	5.300%	6/1/42	1,104	1,114
	Oncor Electric Delivery Co. LLC	3.750%	4/1/45	1,912	1,559
	Oncor Electric Delivery Co. LLC	3.800%	9/30/47	2,052	1,685
	Oncor Electric Delivery Co. LLC	4.100%	11/15/48	1,990	1,696
	Oncor Electric Delivery Co. LLC	3.800%	6/1/49	2,030	1,647
[1]	Oncor Electric Delivery Co. LLC	3.100%	9/15/49	930	669
	Oncor Electric Delivery Co. LLC	2.700%	11/15/51	680	448
[2]	Oncor Electric Delivery Co. LLC	4.600%	6/1/52	1,226	1,149
[2]	Oncor Electric Delivery Co. LLC	4.950%	9/15/52	1,295	1,279
	Oncor Electric Delivery Co. LLC	5.350%	10/1/52	471	483
	ONE Gas Inc.	4.658%	2/1/44	845	732
	ONE Gas Inc.	4.500%	11/1/48	1,708	1,427
	Pacific Gas & Electric Co.	4.500%	7/1/40	5,430	4,339
	Pacific Gas & Electric Co.	3.300%	8/1/40	2,149	1,505
	Pacific Gas & Electric Co.	4.200%	6/1/41	3,813	2,898
	Pacific Gas & Electric Co.	4.750%	2/15/44	1,810	1,419
	Pacific Gas & Electric Co.	4.300%	3/15/45	946	692
	Pacific Gas & Electric Co.	3.950%	12/1/47	2,425	1,685
	Pacific Gas & Electric Co.	4.950%	7/1/50	9,720	7,765
	Pacific Gas & Electric Co.	3.500%	8/1/50	4,145	2,696

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pacific Gas & Electric Co.	5.250%	3/1/52	2,387	2,001
	PacifiCorp	5.250%	6/15/35	1,952	1,927
	PacifiCorp	6.100%	8/1/36	1,270	1,304
	PacifiCorp	5.750%	4/1/37	341	347
	PacifiCorp	6.250%	10/15/37	925	988
	PacifiCorp	6.350%	7/15/38	1,395	1,510
	PacifiCorp	6.000%	1/15/39	1,269	1,333
	PacifiCorp	4.100%	2/1/42	720	605
	PacifiCorp	4.125%	1/15/49	825	686
	PacifiCorp	4.150%	2/15/50	2,768	2,322
	PacifiCorp	3.300%	3/15/51	2,455	1,784
	PacifiCorp	2.900%	6/15/52	400	270
[3]	PacifiCorp	5.350%	12/1/53	2,750	2,760
	PECO Energy Co.	5.950%	10/1/36	548	583
	PECO Energy Co.	4.150%	10/1/44	771	661
	PECO Energy Co.	3.900%	3/1/48	502	412
	PECO Energy Co.	3.000%	9/15/49	484	337
	PECO Energy Co.	2.800%	6/15/50	1,101	734
	PECO Energy Co.	3.050%	3/15/51	2,280	1,601
	PECO Energy Co.	2.850%	9/15/51	1,265	852
	PECO Energy Co.	4.600%	5/15/52	1,835	1,695
	Piedmont Natural Gas Co. Inc.	4.650%	8/1/43	860	746
	Piedmont Natural Gas Co. Inc.	3.640%	11/1/46	846	615
	Piedmont Natural Gas Co. Inc.	3.350%	6/1/50	2,035	1,407
	Potomac Electric Power Co.	6.500%	11/15/37	913	1,010
	Potomac Electric Power Co.	4.150%	3/15/43	978	835
	PPL Electric Utilities Corp.	6.250%	5/15/39	428	461
	PPL Electric Utilities Corp.	4.750%	7/15/43	280	258
	PPL Electric Utilities Corp.	4.125%	6/15/44	1,317	1,108
	PPL Electric Utilities Corp.	4.150%	10/1/45	351	294
	PPL Electric Utilities Corp.	3.950%	6/1/47	1,785	1,474
	PPL Electric Utilities Corp.	4.150%	6/15/48	1,850	1,568
	PPL Electric Utilities Corp.	3.000%	10/1/49	970	663
	Progress Energy Inc.	6.000%	12/1/39	1,477	1,497
[1]	Public Service Co. of Colorado	6.250%	9/1/37	2,457	2,722
	Public Service Co. of Colorado	6.500%	8/1/38	891	996
	Public Service Co. of Colorado	3.600%	9/15/42	721	577
	Public Service Co. of Colorado	4.300%	3/15/44	1,170	1,019
	Public Service Co. of Colorado	3.800%	6/15/47	1,165	934
	Public Service Co. of Colorado	4.100%	6/15/48	579	488
	Public Service Co. of Colorado	4.050%	9/15/49	3,060	2,549
[1]	Public Service Co. of Colorado	3.200%	3/1/50	578	421
[1]	Public Service Co. of Colorado	2.700%	1/15/51	1,105	722
[1]	Public Service Co. of Colorado	4.500%	6/1/52	1,780	1,608
	Public Service Co. of New Hampshire	3.600%	7/1/49	2,525	1,965
[1]	Public Service Electric & Gas Co.	5.800%	5/1/37	480	507
[1]	Public Service Electric & Gas Co.	5.500%	3/1/40	1,025	1,048
[1]	Public Service Electric & Gas Co.	3.950%	5/1/42	1,040	883
[1]	Public Service Electric & Gas Co.	3.650%	9/1/42	913	741
[1]	Public Service Electric & Gas Co.	3.800%	1/1/43	360	298
[1]	Public Service Electric & Gas Co.	3.800%	3/1/46	422	342
[1]	Public Service Electric & Gas Co.	3.600%	12/1/47	420	327
[1]	Public Service Electric & Gas Co.	4.050%	5/1/48	1,754	1,476
[1]	Public Service Electric & Gas Co.	3.850%	5/1/49	967	781
[1]	Public Service Electric & Gas Co.	3.200%	8/1/49	1,185	859
[1]	Public Service Electric & Gas Co.	3.150%	1/1/50	1,119	806
[1]	Public Service Electric & Gas Co.	2.700%	5/1/50	1,073	707
[1]	Public Service Electric & Gas Co.	2.050%	8/1/50	980	556

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Puget Sound Energy Inc.	6.274%	3/15/37	967	1,006
	Puget Sound Energy Inc.	5.757%	10/1/39	671	672
	Puget Sound Energy Inc.	5.795%	3/15/40	1,355	1,369
	Puget Sound Energy Inc.	5.638%	4/15/41	756	751
	Puget Sound Energy Inc.	4.300%	5/20/45	1,023	855
	Puget Sound Energy Inc.	4.223%	6/15/48	1,030	858
	Puget Sound Energy Inc.	3.250%	9/15/49	1,470	1,020
	Puget Sound Energy Inc.	2.893%	9/15/51	750	488
	San Diego Gas & Electric Co.	6.000%	6/1/39	944	986
	San Diego Gas & Electric Co.	4.500%	8/15/40	546	494
[1]	San Diego Gas & Electric Co.	3.750%	6/1/47	2,310	1,818
	San Diego Gas & Electric Co.	4.150%	5/15/48	745	631
[1]	San Diego Gas & Electric Co.	4.100%	6/15/49	1,644	1,364
[1]	San Diego Gas & Electric Co.	3.320%	4/15/50	395	287
[1]	San Diego Gas & Electric Co.	2.950%	8/15/51	575	401
	San Diego Gas & Electric Co.	3.700%	3/15/52	1,282	1,025
	Sempra Energy	3.800%	2/1/38	1,958	1,599
	Sempra Energy	6.000%	10/15/39	1,134	1,151
	Sempra Energy	4.000%	2/1/48	2,552	1,982
	Southern California Edison Co.	6.000%	1/15/34	1,769	1,858
[1]	Southern California Edison Co.	5.750%	4/1/35	388	391
[1]	Southern California Edison Co.	5.350%	7/15/35	371	362
	Southern California Edison Co.	5.625%	2/1/36	294	290
[1]	Southern California Edison Co.	5.550%	1/15/37	1,003	983
[1]	Southern California Edison Co.	5.950%	2/1/38	1,666	1,701
	Southern California Edison Co.	6.050%	3/15/39	1,579	1,611
	Southern California Edison Co.	5.500%	3/15/40	3,519	3,445
	Southern California Edison Co.	4.500%	9/1/40	1,711	1,475
	Southern California Edison Co.	4.050%	3/15/42	1,825	1,468
[1]	Southern California Edison Co.	3.900%	3/15/43	593	460
	Southern California Edison Co.	4.650%	10/1/43	1,328	1,169
[1]	Southern California Edison Co.	3.600%	2/1/45	3,054	2,230
	Southern California Edison Co.	4.000%	4/1/47	1,267	1,000
[1]	Southern California Edison Co.	4.125%	3/1/48	1,953	1,574
[1]	Southern California Edison Co.	4.875%	3/1/49	1,916	1,694
	Southern California Edison Co.	3.650%	2/1/50	3,003	2,240
[1]	Southern California Edison Co.	2.950%	2/1/51	1,149	755
[1]	Southern California Edison Co.	3.650%	6/1/51	2,530	1,893
	Southern California Edison Co.	3.450%	2/1/52	800	586
[1]	Southern California Edison Co.	5.450%	6/1/52	1,000	973
	Southern California Gas Co.	5.125%	11/15/40	920	869
	Southern California Gas Co.	3.750%	9/15/42	350	275
[1]	Southern California Gas Co.	4.125%	6/1/48	681	554
[1]	Southern California Gas Co.	4.300%	1/15/49	915	754
[1]	Southern California Gas Co.	3.950%	2/15/50	1,715	1,351
	Southern California Gas Co.	6.350%	11/15/52	2,200	2,479
	Southern Co.	4.250%	7/1/36	1,186	1,053
	Southern Co.	4.400%	7/1/46	3,759	3,184
	Southern Co. Gas Capital Corp.	5.875%	3/15/41	433	437
	Southern Co. Gas Capital Corp.	4.400%	6/1/43	2,878	2,387
	Southern Co. Gas Capital Corp.	3.950%	10/1/46	1,523	1,175
	Southern Co. Gas Capital Corp.	4.400%	5/30/47	2,433	1,978
	Southern Power Co.	5.150%	9/15/41	1,711	1,560
	Southern Power Co.	5.250%	7/15/43	665	600
[1]	Southern Power Co.	4.950%	12/15/46	1,406	1,210
	Southwest Gas Corp.	3.800%	9/29/46	1,084	758
	Southwest Gas Corp.	4.150%	6/1/49	733	528
	Southwestern Electric Power Co.	6.200%	3/15/40	777	797

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Southwestern Electric Power Co.	3.900%	4/1/45	1,219	929
[1]	Southwestern Electric Power Co.	3.850%	2/1/48	977	732
	Southwestern Electric Power Co.	3.250%	11/1/51	440	298
	Southwestern Public Service Co.	4.500%	8/15/41	560	496
	Southwestern Public Service Co.	3.400%	8/15/46	217	160
	Southwestern Public Service Co.	3.700%	8/15/47	385	294
[1]	Southwestern Public Service Co.	4.400%	11/15/48	1,090	927
	Southwestern Public Service Co.	3.750%	6/15/49	1,208	938
[1]	Southwestern Public Service Co.	3.150%	5/1/50	1,133	801
	Tampa Electric Co.	4.100%	6/15/42	900	741
	Tampa Electric Co.	4.350%	5/15/44	125	105
	Tampa Electric Co.	4.300%	6/15/48	1,199	997
	Tampa Electric Co.	4.450%	6/15/49	1,602	1,360
	Tampa Electric Co.	3.625%	6/15/50	1,465	1,080
	Tampa Electric Co.	3.450%	3/15/51	745	539
	Tampa Electric Co.	5.000%	7/15/52	730	686
	Toledo Edison Co.	6.150%	5/15/37	479	505
	Tucson Electric Power Co.	4.850%	12/1/48	1,030	906
	Tucson Electric Power Co.	4.000%	6/15/50	899	699
	Union Electric Co.	5.300%	8/1/37	376	366
	Union Electric Co.	3.900%	9/15/42	1,060	877
	Union Electric Co.	3.650%	4/15/45	1,702	1,313
	Union Electric Co.	4.000%	4/1/48	2,801	2,283
	Union Electric Co.	3.250%	10/1/49	1,545	1,101
	Union Electric Co.	2.625%	3/15/51	460	293
	Union Electric Co.	3.900%	4/1/52	670	548
[1]	Virginia Electric & Power Co.	6.000%	1/15/36	1,262	1,312
[1]	Virginia Electric & Power Co.	6.000%	5/15/37	1,041	1,089
	Virginia Electric & Power Co.	6.350%	11/30/37	1,667	1,771
	Virginia Electric & Power Co.	8.875%	11/15/38	295	390
	Virginia Electric & Power Co.	4.000%	1/15/43	2,086	1,718
[1]	Virginia Electric & Power Co.	4.650%	8/15/43	2,565	2,300
	Virginia Electric & Power Co.	4.450%	2/15/44	1,614	1,411
[1]	Virginia Electric & Power Co.	4.200%	5/15/45	3,300	2,744
[1]	Virginia Electric & Power Co.	4.000%	11/15/46	508	407
	Virginia Electric & Power Co.	4.600%	12/1/48	2,090	1,849
	Virginia Electric & Power Co.	3.300%	12/1/49	1,915	1,404
	Virginia Electric & Power Co.	2.950%	11/15/51	286	193
[1]	Virginia Electric & Power Co.	4.625%	5/15/52	4,165	3,729
[1]	Washington Gas Light Co.	3.796%	9/15/46	888	677
[1]	Washington Gas Light Co.	3.650%	9/15/49	1,387	1,041
	Wisconsin Electric Power Co.	5.625%	5/15/33	562	590
	Wisconsin Electric Power Co.	5.700%	12/1/36	390	398
	Wisconsin Electric Power Co.	4.300%	10/15/48	1,550	1,292
	Wisconsin Power & Light Co.	6.375%	8/15/37	736	785
	Wisconsin Power & Light Co.	3.650%	4/1/50	1,780	1,339
	Wisconsin Public Service Corp.	3.671%	12/1/42	704	543
	Wisconsin Public Service Corp.	4.752%	11/1/44	808	730
	Wisconsin Public Service Corp.	3.300%	9/1/49	1,210	858
	Wisconsin Public Service Corp.	2.850%	12/1/51	415	275
	Xcel Energy Inc.	6.500%	7/1/36	1,833	1,991
	Xcel Energy Inc.	3.500%	12/1/49	808	600
					625,472
Total Corporate Bonds (Cost $6,477,426)					5,160,869

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (0.2%)
Money Market Fund (0.2%)
[4]	Vanguard Market Liquidity Fund (Cost $10,083)	3.877%	100,859	10,085
Total Investments (98.9%) (Cost $6,499,796)				5,183,246
Other Assets and Liabilities—Net (1.1%)				56,000
Net Assets (100%)				5,239,246
Cost is in $000.
1	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2022, the aggregate value was $130,027,000, representing 2.5% of net assets.
3	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of November 30, 2022.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
DAC—Designated Activity Company.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
Long U.S. Treasury Bond	March 2023	75	9,525	(54)
Ultra Long U.S. Treasury Bond	March 2023	13	1,772	(13)
				(67)

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of November 30, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	12,292	—	12,292
Corporate Bonds	—	5,160,869	—	5,160,869
Temporary Cash Investments	10,085	—	—	10,085
Total	10,085	5,173,161	—	5,183,246

Derivative Financial Instruments
Liabilities
Futures Contracts[1]	67	—	—	67
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.